                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-07238
---------------------------------------------


                            SUNAMERICA SERIES TRUST
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


1 SunAmerica Center, Los Angeles, CA                         90067-6022
-----------------------------------------------------------------------
(Address of principal executive offices)                     (Zip code)


                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
-----------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (201) 324-6464
                                                    -------------------


Date of fiscal year end: December 31
                         -------------------------


Date of reporting period: June 30, 2007
                          ------------------------

Item 1. Reports to Stockholders

This filing is on behalf of four of the thirty-five Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the four Master Funds of the American Funds Insurance Series(R).

                            SUNAMERICA SERIES TRUST

                      ------------------------------------
                               SEMIANNUAL REPORT

                                 JUNE 30, 2007

              TABLE OF CONTENTS

                SHAREHOLDER LETTER..........................................    1
                EXPENSE EXAMPLE.............................................    2
                AMERICAN FUNDS GROWTH SAST PORTFOLIO........................    4
                AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO.................    6
                AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO.................    8
                AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO..............   10
                STATEMENT OF ASSETS AND LIABILITIES.........................   12
                STATEMENT OF OPERATIONS.....................................   13
                STATEMENT OF CHANGES IN NET ASSETS..........................   14
                NOTES TO FINANCIAL STATEMENTS...............................   16
                FINANCIAL HIGHLIGHTS........................................   22

---------------------

                DEAR SUNAMERICA SERIES TRUST INVESTOR:

                  We are pleased to present our semiannual report for the
                SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

                  This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios that invest exclusively in shares of corresponding funds ("Master Funds") of the American Funds Insurance Series ("AFIS"). We are providing the American Funds Insurance Series
                (AFIS) shareholder report to you as well, to provide additional information regarding the Master Funds.

                  If you have any questions, please contact your investment
                representative, or you may contact us directly at 1-800-445-SUN2. Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

                Sincerely,

                /s/ JAY S. WINTROB

                Jay S. Wintrob
                Chief Executive Officer
                AIG SunAmerica Life Assurance Company
                First SunAmerica Life Insurance Company

                August 9, 2007

                ----------------------------------

                Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable product. Annuity products are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE                                                JUNE 30, 2007
                                                                     (UNAUDITED)
                DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

                  As a shareholder of a Portfolio in the SunAmerica Series Trust
                (the "Trust"), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2007 and held until June 30, 2007. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

                ACTUAL EXPENSES

                  The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2007", to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended June 30, 2007" column and the "Expense Ratio as of June 30, 2007" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended June 30, 2007" would have been higher and the "Ending Account Value" would have been lower.

                HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

                  The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended June 30, 2007" column and the "Expense Ratio as of June 30, 2007" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended June 30, 2007" would have been higher and the "Ending Account Value" would have been lower.

                  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

---------------------
    2

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JUNE 30, 2007
                                                                     (UNAUDITED)

                                                        ACTUAL                                       HYPOTHETICAL
                                     ---------------------------------------------   ---------------------------------------------
                                                                                                        ENDING
                                                                                                     ACCOUNT VALUE
                                                        ENDING       EXPENSES PAID                      USING A      EXPENSES PAID
                                       BEGINNING     ACCOUNT VALUE    DURING THE       BEGINNING     HYPOTHETICAL     DURING THE
                                        ACCOUNT      USING ACTUAL     SIX MONTHS        ACCOUNT       5% ASSUMED      SIX MONTHS
                                       VALUE AT        RETURN AT         ENDED         VALUE AT        RETURN AT         ENDED
                                      JANUARY 1,       JUNE 30,        JUNE 30,       JANUARY 1,       JUNE 30,        JUNE 30,
   PORTFOLIO                             2007            2007            2007*           2007            2007            2007*
   -------------------------------------------------------------------------------------------------------------------------------
   American Funds Growth SAST
     Portfolio
     Class 3#@.....................    $1,000.00       $1,104.13         $3.65         $1,000.00       $1,021.32         $3.51
   American Funds Global Growth
     SAST Portfolio
     Class 3#@.....................    $1,000.00       $1,099.08         $3.64         $1,000.00       $1,021.32         $3.51
   American Funds Growth-Income
     SAST Portfolio
     Class 3#@.....................    $1,000.00       $1,078.85         $3.61         $1,000.00       $1,021.32         $3.51
   American Funds Asset Allocation
     SAST Portfolio
     Class 3#@.....................    $1,000.00       $1,076.70         $3.60         $1,000.00       $1,021.32         $3.51


                                       EXPENSE
                                     RATIO AS OF
                                      JUNE 30,
   PORTFOLIO                            2007*
   --------------------------------  -----------
   American Funds Growth SAST
     Portfolio
     Class 3#@.....................     0.70%
   American Funds Global Growth
     SAST Portfolio
     Class 3#@.....................     0.70%
   American Funds Growth-Income
     SAST Portfolio
     Class 3#@.....................     0.70%
   American Funds Asset Allocation
     SAST Portfolio
     Class 3#@.....................     0.70%

    * Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
    # During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2007" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2007" and the "Expense Ratios" would have been lower.
    @ Does not include the expenses of the underlying funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

                                                           ---------------------

SUNAMERICA SERIES TRUST
AMERICAN FUNDS GROWTH SAST PORTFOLIO
PORTFOLIO PROFILE -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Investment Companies..................................   100.4%
                                                        ======

------------
* Calculated as a percentage of net assets.

    -------------------------
        4

SUNAMERICA SERIES TRUST
AMERICAN FUNDS GROWTH SAST PORTFOLIO
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          VALUE
                                          SHARES        (NOTE 2)
------------------------------------------------------------------
INVESTMENT COMPANIES -- 100.4%
  American Funds Insurance Series(R)
    Growth Fund, Class 1................  433,493      $28,882,970
                                                       -----------
TOTAL INVESTMENTS
  (cost $29,337,859)@                       100.4%      28,882,970
Liabilities in excess of other assets        (0.4)        (108,990)
                                          -------      -----------
NET ASSETS..............................    100.0%     $28,773,980
                                          =======      ===========

------------
@   See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST
AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO
PORTFOLIO PROFILE -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Investment Companies...................................  100.4%
                                                         =====

------------
* Calculated as a percentage of net assets.

---------------------
    6

SUNAMERICA SERIES TRUST
AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       VALUE
                                         SHARES      (NOTE 2)
---------------------------------------------------------------
INVESTMENT COMPANIES -- 100.4%
  American Funds Insurance Series(R)
    Global Growth Fund, Class 1.......  1,062,413   $25,997,243
TOTAL INVESTMENTS
  (cost $26,051,281)@                      100.4%    25,997,243
Liabilities in excess of other assets       (0.4)      (110,120)
                                        ---------   -----------
NET ASSETS............................     100.0%   $25,887,123
                                        =========   ===========

------------
@   See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST
AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO
PORTFOLIO PROFILE -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Investment Companies...................................  100.4%
                                                         =====

------------

* Calculated as a percentage of net assets.

---------------------
    8

SUNAMERICA SERIES TRUST
AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          VALUE
                                          SHARES        (NOTE 2)
------------------------------------------------------------------
INVESTMENT COMPANIES -- 100.4%
  American Funds Insurance Series(R)
    Growth-Income Fund, Class 1.........  690,066      $30,604,409
                                                       -----------
TOTAL INVESTMENTS
  (cost $30,584,214)@                       100.4%      30,604,409
Liabilities in excess of other assets        (0.4)        (108,057)
                                          -------      -----------
NET ASSETS..............................    100.0%     $30,496,352
                                          =======      ===========

------------

@  See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST
AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO
PORTFOLIO PROFILE -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Investment Companies...................................  101.1%
                                                         =====

------------
* Calculated as a percentage of net assets.

---------------------
    10

SUNAMERICA SERIES TRUST
AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          VALUE
                                           SHARES        (NOTE 2)
------------------------------------------------------------------
INVESTMENT COMPANIES -- 101.1%
  American Funds Insurance Series(R)
    Asset Allocation Fund, Class 1.......  410,138      $7,829,527
TOTAL INVESTMENTS
  (cost $7,833,887)@                         101.1%      7,829,527
Liabilities in excess of other assets         (1.1)        (83,852)
                                           -------      ----------
NET ASSETS...............................    100.0%     $7,745,675
                                           =======      ==========

------------
@ See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES
    JUNE 30, 2007 (UNAUDITED)

                                                 AMERICAN FUNDS     AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS
                                                  GROWTH SAST     GLOBAL GROWTH SAST   GROWTH-INCOME SAST   ASSET ALLOCATION SAST
                                                   PORTFOLIO          PORTFOLIO            PORTFOLIO              PORTFOLIO
   ------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at value
     (unaffiliated)*...........................   $28,882,970        $25,997,243          $30,604,409            $7,829,527
                                                 --------------------------------------------------------------------------------
   Total investments...........................    28,882,970         25,997,243           30,604,409             7,829,527
                                                 --------------------------------------------------------------------------------
   Receivable for:
     Fund shares sold..........................       691,995            636,968              731,367               862,056
   Prepaid expenses and other assets...........         2,284              2,285                2,284                 2,284
                                                 --------------------------------------------------------------------------------
   Total assets................................    29,577,249         26,636,496           31,338,060             8,693,867
                                                 --------------------------------------------------------------------------------
   LIABILITIES:
   Payable for:
     Fund shares redeemed......................       139,422            275,072               41,292               196,888
     Investments purchased.....................       552,442            361,765              689,945               665,037
     Investment advisory and management fees...        16,734             17,409               17,552                 4,227
     Service fees..............................         4,922              4,581                5,162                 1,243
     Trustees' fees and expenses...............         1,499                523                  774                   380
     Due to investment adviser.................        44,427             45,742               43,616                39,891
     Other accrued expenses....................        43,823             44,281               43,367                40,526
                                                 --------------------------------------------------------------------------------
   Total liabilities...........................       803,269            749,373              841,708               948,192
                                                 --------------------------------------------------------------------------------
   NET ASSETS..................................   $28,773,980        $25,887,123          $30,496,352            $7,745,675
                                                 ================================================================================
   NET ASSETS REPRESENTED BY:
   Capital paid-in.............................    27,583,748         24,765,396           29,616,290             7,527,587
   Accumulated undistributed net investment
     income (loss).............................        18,122            271,321               51,828                18,880
   Accumulated undistributed net realized gain
     (loss) on investments and capital gain
     distribution received from underlying
     funds.....................................     1,626,999            904,444              808,039               203,568
   Unrealized appreciation (depreciation) on
     investments...............................      (454,889)           (54,038)              20,195                (4,360)
                                                 --------------------------------------------------------------------------------
   NET ASSETS..................................   $28,773,980        $25,887,123          $30,496,352            $7,745,675
                                                 ================================================================================
   Class 3 (unlimited shares authorized):
   Net assets..................................   $28,773,980        $25,887,123          $30,496,352            $7,745,675
   Shares of beneficial interest issued and
     outstanding...............................     2,445,069          2,160,710            2,622,263               681,171
   Net asset value, offering and redemption
     price per share...........................   $     11.77        $     11.98          $     11.63            $    11.37
                                                 ================================================================================
   ---------------
   *Cost
       Long-term investment securities
         (unaffiliated)........................   $29,337,859        $26,051,281          $30,584,214            $7,833,887
                                                 ================================================================================

    See Notes To Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF OPERATIONS
    FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)


                                                                  AMERICAN      AMERICAN        AMERICAN          AMERICAN
                                                                   FUNDS          FUNDS           FUNDS            FUNDS
                                                                   GROWTH     GLOBAL GROWTH   GROWTH-INCOME   ASSET ALLOCATION
                                                                    SAST          SAST            SAST              SAST
                                                                 PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
   ---------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated)...................................  $  48,716     $  310,020       $ 76,458          $ 24,101
                                                                 -------------------------------------------------------------
      Total investment income..................................     48,716        310,020         76,458            24,101
                                                                 -------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees....................     46,229         52,518         47,167            12,698
    Service fees...............................................     13,597         13,821         13,873             3,735
    Custodian and accounting fees..............................      8,740          8,727          8,721             8,721
    Reports to shareholders....................................      5,508          8,261          5,882               269
    Audit and tax fees.........................................      5,476          5,476          5,476             5,476
    Legal fees.................................................      3,450          3,450          3,450             3,448
    Trustees' fees and expenses................................        981            505            623               377
    Other expenses.............................................      3,778          3,226          3,359             2,955
                                                                 -------------------------------------------------------------
        Total expenses before fee waivers and expense
          reimbursements and custody credits...................     87,759         95,984         88,551            37,679
                                                                 -------------------------------------------------------------
        Net fees waived and expenses reimbursed by investment
          adviser (Note 4).....................................    (49,661)       (57,272)       (49,700)          (27,214)
        Custody credits earned on cash balances................        (26)           (13)            (7)               (7)
                                                                 -------------------------------------------------------------
        Net expenses...........................................     38,072         38,699         38,844            10,458
                                                                 -------------------------------------------------------------
   Net investment income (loss)................................     10,644        271,321         37,614            13,643
                                                                 -------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments (unaffiliated).....      2,353             --             --             1,505
    Net realized gain (loss) from capital gain distributions
      received from underlying funds (unaffiliated)............  1,623,761        904,444        806,990           202,003
                                                                 -------------------------------------------------------------
    Net realized gain (loss) on investments....................  1,626,114        904,444        806,990           203,508
                                                                 -------------------------------------------------------------
    Net change in unrealized appreciation (depreciation) on
      investments (unaffiliated)...............................   (468,060)      (111,449)        11,728           (10,641)
                                                                 -------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments......  1,158,054        792,995        818,718           192,867
                                                                 -------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.................................................  $1,168,698    $1,064,316       $856,332          $206,510
                                                                 =============================================================

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS


                                            AMERICAN FUNDS GROWTH            AMERICAN FUNDS GLOBAL
                                                SAST PORTFOLIO               GROWTH SAST PORTFOLIO
                                        ---------------------------------------------------------------
                                                        FOR THE PERIOD                   FOR THE PERIOD
                                                             FROM                             FROM
                                         FOR THE SIX     SEPTEMBER 1,     FOR THE SIX     SEPTEMBER 1,
                                        MONTHS ENDED     2006 THROUGH    MONTHS ENDED     2006 THROUGH
                                        JUNE 30, 2007    DECEMBER 31,    JUNE 30, 2007    DECEMBER 31,
                                         (UNAUDITED)         2006         (UNAUDITED)         2006
   ----------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income
     (loss)......................        $    10,644      $    7,478      $   271,321     $   (1,459)
   Net realized gain (loss) on
     investments.................          1,626,114             885          904,444            896
   Net unrealized gain (loss) on
     investments.................           (468,060)         13,171         (111,449)        57,411
                                        ---------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations..................          1,168,698          21,534        1,064,316         56,848
                                        ---------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from
     capital share transactions
     (Note 6)....................         25,996,883       1,586,865       22,710,160      2,055,799
                                        ---------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..................         27,165,581       1,608,399       23,774,476      2,112,647
   NET ASSETS:
   Beginning of period...........          1,608,399              --        2,112,647             --
                                        ---------------------------------------------------------------
   End of period+................        $28,773,980      $1,608,399      $25,887,123     $2,112,647
                                        ===============================================================

   ---------------
   + Includes accumulated
     undistributed net investment
     income (loss)...............        $    18,122      $    7,478      $   271,321     $       --
                                        ===============================================================

    See Notes To Financial Statements

---------------------
    14

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS


                                         AMERICAN FUNDS GROWTH-INCOME    AMERICAN FUNDS ASSET ALLOCATION
                                                SAST PORTFOLIO                   SAST PORTFOLIO
                                        ----------------------------------------------------------------
                                                        FOR THE PERIOD                   FOR THE PERIOD
                                                             FROM                             FROM
                                         FOR THE SIX     SEPTEMBER 1,     FOR THE SIX     SEPTEMBER 1,
                                        MONTHS ENDED     2006 THROUGH    MONTHS ENDED     2006 THROUGH
                                        JUNE 30, 2007    DECEMBER 31,    JUNE 30, 2007    DECEMBER 31,
                                         (UNAUDITED)         2006         (UNAUDITED)         2006
   -----------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income
     (loss)......................        $    37,614      $   14,214      $   13,643        $ 5,237
   Net realized gain (loss) on
     investments.................            806,990           1,049         203,508             60
   Net unrealized gain (loss) on
     investments.................             11,728           8,467         (10,641)         6,281
                                        ----------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations..................            856,332          23,730         206,510         11,578
                                        ----------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from
     capital share transactions
     (Note 6)....................         27,933,175       1,683,115       6,936,162        591,425
                                        ----------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..................         28,789,507       1,706,845       7,142,672        603,003
   NET ASSETS:
   Beginning of period...........          1,706,845              --         603,003             --
                                        ----------------------------------------------------------------
   End of period+................        $30,496,352      $1,706,845      $7,745,675        $603,003
                                        ================================================================

   ---------------
   + Includes accumulated
     undistributed net investment
     income (loss)...............        $    51,828      $   14,214      $   18,880        $ 5,237
                                        ================================================================

    See Notes To Financial Statements

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust (the "Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, four of which are included in this Semiannual Report: American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the "Portfolios" and are presented herein).

  Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, and First SunAmerica Life Insurance Company, a New York corporation. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

  American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate in the manner of a "Fund of Funds", investing in shares of an underlying mutual fund ("underlying fund" and/or "Master Fund").

  Each Master Fund is a portfolio offered by American Funds Insurance Series(R) ("American Funds(R)"), a registered open-end investment company. Each Portfolio's corresponding Master Fund is listed below:

TRUST FEEDER FUNDS                                                         AMERICAN FUNDS MASTER FUNDS
---------------------------------------------------------   ---------------------------------------------------------
American Funds Growth SAST Portfolio                        American Funds(R) Growth Fund
American Funds Global Growth SAST Portfolio                 American Funds(R) Global Growth Fund
American Funds Growth-Income SAST Portfolio                 American Funds(R) Growth-Income Fund
American Funds Asset Allocation SAST Portfolio              American Funds(R) Asset Allocation Fund

  The underlying fund's accounting policies are outlined in the underlying funds' financial statements, available at U.S. Securities and Exchange Commission ("SEC") Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

  The investment goals for the Portfolios included in this report are as follows:

The AMERICAN FUNDS GROWTH SAST PORTFOLIO attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Growth Fund ("the Master Growth Fund"), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Global Growth Fund ("the Master Global Growth Fund"), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks of companies located around the world, including companies located in emerging markets.

The AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Growth-Income Fund ("the Master Growth-Income Fund"), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long-term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Asset Allocation Fund ("the Master Asset Allocation Fund"), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stock or other equity securities, bonds and other fixed-income securities.

---------------------

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote. Pursuant to an Indemnification Agreement between the Trust and each Disinterested Trustee, the Trust has agreed to indemnify each Disinterested Trustee against liabilities and expenses that may be incurred by such Disinterested Trustee in connection with claims, suits or proceedings arising as a result of their service as a Trustee of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements:

SECURITY VALUATION:

  The net asset value ("NAV") of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

MASTER FUNDS

  Each Master Fund is a series of American Funds(R). All portfolio securities of funds managed by Capital Research and Management Company ("Capital Research") are valued, and the NAV per share for each share class are determined, as follows:

  Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

  Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

  Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each fund's shares into U.S. dollars at the prevailing market rates.

  Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the Master Funds Board. Subject to the Master Funds Board's oversight, the Master Funds Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the Series' investment adviser. The Master Funds Board receives regular reports describing fair-valued securities and the valuation methods used.

  The Valuation Committee has adopted guidelines and procedures (consistent with Securities and Exchange Commission ("SEC") rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what a fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined), which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets). Fair value procedures have been implemented for the Global Growth Fund, as well as for all other funds that may hold securities traded outside the United States.

                                                           ---------------------

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income and capital gain distributions, if any, are paid annually.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss), and net assets are not affected by these reclassifications.

  The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

NEW ACCOUNTING PRONOUNCEMENTS

  On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, registered investment companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

  In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of June 30, 2007, the Trust does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

3. FEDERAL INCOME TAXES: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

                                                               FOR THE PERIOD ENDED DECEMBER 31, 2006
                                                ---------------------------------------------------------------------
                                                            DISTRIBUTABLE EARNINGS                TAX DISTRIBUTIONS
                                                ----------------------------------------------   --------------------
                                                            LONG-TERM GAINS/     UNREALIZED                 LONG-TERM
                                                ORDINARY      CAPITAL AND       APPRECIATION     ORDINARY    CAPITAL
                  PORTFOLIO                      INCOME       OTHER LOSSES     (DEPRECIATION)     INCOME      GAINS
---------------------------------------------------------------------------------------------------------------------
American Funds Growth SAST....................  $   8,373        $  --             $13,161        $  --       $  --
American Funds Global Growth SAST.............         --           --              57,411           --          --
American Funds Growth-Income SAST.............     15,263           --               8,467           --          --
American Funds Asset Allocation SAST..........      5,297           --               6,281           --          --

---------------------

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                                     FOR THE PERIOD ENDED JUNE 30, 2007
                                                         ----------------------------------------------------------
                                                         AGGREGATE     AGGREGATE
                                                         UNREALIZED    UNREALIZED          NET            COST OF
PORTFOLIO                                                   GAIN          LOSS         GAIN/(LOSS)      INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
American Funds Growth SAST.............................   $     --     $(454,879)       $(454,879)      $29,337,869
American Funds Global Growth SAST......................         --       (54,038)         (54,038)       26,051,281
American Funds Growth-Income SAST......................     20,195            --           20,195        30,584,214
American Funds Asset Allocation SAST...................         --        (4,360)          (4,360)        7,833,887

4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, AND SERVICE PLAN (12b-1
PLAN): Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, manages the investment fund and business affairs of the Master Funds. AIG SunAmerica Asset Management Corp. ("AIG SAAMCo" or the "Adviser"), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with AIG SAAMCo to handle the Trust's day-to-day affairs. The Agreement provides that AIG SAAMCo shall manage the Trust's investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. AIG SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays AIG SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's Assets:

                                                              MANAGEMENT
PORTFOLIO                                                        FEES
------------------------------------------------------------------------
American Funds Growth SAST..................................    0.85%
American Funds Global Growth SAST...........................    0.95%
American Funds Growth-Income SAST...........................    0.85%
American Funds Asset Allocation SAST........................    0.85%

  AIG SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60%, 0.70%, 0.60%, and 0.60% for American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its Agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

  For the period ended June 30, 2007, AIG SAAMCo has agreed to waive advisory fees as follows:

PORTFOLIO                                                     AMOUNT
---------------------------------------------------------------------
American Funds Growth SAST..................................  $32,633
American Funds Global Growth SAST...........................   38,697
American Funds Growth-Income SAST...........................   33,294
American Funds Asset Allocation SAST........................    8,963

  The Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios' average net assets:

PORTFOLIO                                                     CLASS 3
---------------------------------------------------------------------
American Funds Growth SAST..................................    0.70%
American Funds Global Growth SAST...........................    0.70
American Funds Growth-Income SAST...........................    0.70
American Funds Asset Allocation SAST........................    0.70

  The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations. Expenses in the Portfolio's Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds.

                                                           ---------------------

  For the period ended June 30, 2007, AIG SAAMCo has agreed to reimburse expenses as follows:

PORTFOLIO                                                       AMOUNT
-----------------------------------------------------------------------
American Funds Growth SAST Portfolio........................    $20,643
American Funds Global Growth SAST Portfolio.................     21,259
American Funds Growth-Income SAST Portfolio.................     20,037
American Funds Asset Allocation SAST Portfolio..............     19,931

  At June 30, 2007, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

                                                                             BALANCE
                                                                 AMOUNT     SUBJECT TO
PORTFOLIO                                                       RECOUPED    RECOUPMENT
--------------------------------------------------------------------------------------
American Funds Growth SAST..................................     $3,615      $63,657
American Funds Global Growth SAST...........................      2,684       64,146
American Funds Growth-Income SAST...........................      3,631       62,309
American Funds Asset Allocation SAST........................      1,680       63,726

  Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.25% of the average daily net assets of Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 3 shares. Accordingly, for the period ended June 30, 2007, service fees were paid (see Statement of Operations) based on the aforementioned rate.

5. PURCHASES AND SALES OF SECURITIES: The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended June 30, 2007 were as follows:

                                   PURCHASES OF PORTFOLIO         SALES OF PORTFOLIO
                                 SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.     PURCHASES OF U.S.
PORTFOLIO                          GOVERNMENT SECURITIES)       GOVERNMENT SECURITIES)     GOVERNMENT SECURITIES
----------------------------------------------------------------------------------------------------------------
American Funds Growth SAST
  Portfolio....................         $27,739,817                    $33,531                     $  --
American Funds Global Growth
  SAST Portfolio...............          23,962,513                         --                        --
American Funds Growth-Income
  SAST Portfolio...............          28,852,375                         --                        --
American Funds Asset Allocation
  SAST Portfolio...............           7,221,578                     18,410                        --


                                     SALES OF U.S.
PORTFOLIO                        GOVERNMENT SECURITIES
-------------------------------  ---------------------
American Funds Growth SAST
  Portfolio....................          $  --
American Funds Global Growth
  SAST Portfolio...............             --
American Funds Growth-Income
  SAST Portfolio...............             --
American Funds Asset Allocation
  SAST Portfolio...............             --

6. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of Class 3 of each Portfolio are as follows:

                                                     AMERICAN FUNDS GROWTH SAST PORTFOLIO
                                             -----------------------------------------------------
                                                                    CLASS 3
                                             -----------------------------------------------------
                                                FOR THE SIX MONTHS            FOR THE PERIOD
                                                       ENDED              FROM SEPTEMBER 1, 2006*
                                                   JUNE 30, 2007                  THROUGH
                                                    (UNAUDITED)              DECEMBER 31, 2006
                                             -------------------------   -------------------------
                                               SHARES        AMOUNT        SHARES        AMOUNT
                                             -------------------------   -------------------------
Shares sold...............................   2,393,925    $27,128,785      162,956    $ 1,707,487
Shares redeemed...........................     (99,775)    (1,131,902)     (12,037)      (120,622)
                                             ----------   ------------   ----------   ------------
Net increase (decrease)...................   2,294,150    $25,996,883      150,919    $ 1,586,865
                                             ==========   ============   ==========   ============

                                                 AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO
                                            -----------------------------------------------------
                                                                   CLASS 3
                                            -----------------------------------------------------
                                               FOR THE SIX MONTHS            FOR THE PERIOD
                                                      ENDED              FROM SEPTEMBER 1, 2006*
                                                  JUNE 30, 2007                  THROUGH
                                                   (UNAUDITED)              DECEMBER 31, 2006
                                            -------------------------   -------------------------
                                              SHARES        AMOUNT        SHARES        AMOUNT
                                            -------------------------   -------------------------
Shares sold...............................  2,049,107    $23,670,175      209,837    $ 2,220,460
Shares redeemed...........................    (82,189)      (960,015)     (16,045)      (164,661)
                                            ----------   ------------   ----------   ------------
Net increase (decrease)...................  1,966,918    $22,710,160      193,792    $ 2,055,799
                                            ==========   ============   ==========   ============

---------------------

                                                  AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO
                                             -----------------------------------------------------
                                                                    CLASS 3
                                             -----------------------------------------------------
                                                FOR THE SIX MONTHS            FOR THE PERIOD
                                                       ENDED              FROM SEPTEMBER 1, 2006*
                                                   JUNE 30, 2007                  THROUGH
                                                    (UNAUDITED)              DECEMBER 31, 2006
                                             -------------------------   -------------------------
                                               SHARES        AMOUNT        SHARES        AMOUNT
                                             -------------------------   -------------------------
Shares sold...............................   2,539,110    $28,785,630      171,709    $ 1,819,701
Shares redeemed...........................     (75,198)      (852,455)     (13,358)      (136,586)
                                             ----------   ------------   ----------   ------------
Net increase (decrease)...................   2,463,912    $27,933,175      158,351    $ 1,683,115
                                             ==========   ============   ==========   ============

                                               AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO
                                            -----------------------------------------------------
                                                                   CLASS 3
                                            -----------------------------------------------------
                                               FOR THE SIX MONTHS            FOR THE PERIOD
                                                      ENDED              FROM SEPTEMBER 1, 2006*
                                                  JUNE 30, 2007                  THROUGH
                                                   (UNAUDITED)              DECEMBER 31, 2006
                                            -------------------------   -------------------------
                                              SHARES        AMOUNT        SHARES        AMOUNT
                                            -------------------------   -------------------------
Shares sold...............................    703,630    $ 7,816,477       63,653    $   656,213
Shares redeemed...........................    (79,582)      (880,315)      (6,530)       (64,788)
                                            ----------   ------------   ----------   ------------
Net increase (decrease)...................    624,048    $ 6,936,162       57,123    $   591,425
                                            ==========   ============   ==========   ============

---------------
* Commencement of operations.

NOTE 7.  OTHER INFORMATION

  On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Adviser and AIG SunAmerica Capital Services, Inc. (the "Distributor"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

  AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser and the Distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of
Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser and the Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

  Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

  As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

  Subject to receipt of permanent relief, the Adviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory or distribution services relating to the Portfolios.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------------------------------
                                       NET GAIN
                                       (LOSS) ON
                                      INVESTMENTS                               DIVIDEND                                  NET
             NET ASSET      NET          (BOTH                    DIVIDENDS     FROM NET     DIVIDEND                    ASSET
              VALUE,     INVESTMENT    REALIZED     TOTAL FROM     FROM NET     REALIZED     FROM NET                    VALUE,
  PERIOD     BEGINNING     INCOME         AND       INVESTMENT    INVESTMENT     GAIN ON     RETURN OF       TOTAL       END OF
   ENDED     OF PERIOD    (LOSS)*     UNREALIZED)   OPERATIONS      INCOME     INVESTMENTS    CAPITAL    DISTRIBUTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                                American Funds Growth SAST Portfolio Class 3
09/01/06@-
12/31/06      $10.00       $ 0.45        $0.21         $0.66           --           --           --            --        $10.66
06/30/07(4)    10.66         0.02         1.09          1.11           --           --           --            --         11.77
                                            American Funds Global Growth SAST Portfolio Class 3
09/01/06@-
12/31/06       10.00        (0.07)        0.97          0.90           --           --           --            --         10.90
06/30/07(4)    10.90         0.24         0.84          1.08           --           --           --            --         11.98
                                            American Funds Growth-Income SAST Portfolio Class 3
09/01/06@-
12/31/06       10.00         0.61         0.17          0.78           --           --           --            --         10.78
06/30/07(4)    10.78         0.03         0.82          0.85           --           --           --            --         11.63
                                           American Funds Asset Allocation SAST Portfolio Class 3
09/01/06@-
12/31/06       10.00         0.52         0.04          0.56           --           --           --            --         10.56
06/30/07(4)    10.56         0.04         0.77          0.81           --           --           --            --         11.37

-----------  -----------------------------------------------------------------
                                                      RATIO OF
                                                        NET
                          NET                        INVESTMENT
                        ASSETS,     RATIO OF           INCOME
                        END OF     EXPENSES TO       (LOSS) TO
  PERIOD      TOTAL     PERIOD     AVERAGE NET      AVERAGE NET      PORTFOLIO
   ENDED     RETURN**   (000'S)   ASSETS+(1)(2)   ASSETS+(1)(2)(3)   TURNOVER
-----------  -----------------------------------------------------------------
                       American Funds Growth SAST Portfolio Class 3
09/01/06@-
12/31/06       6.60%    $ 1,608        0.70%            4.39%            3%
06/30/07(4)   10.41      28,774        0.70             0.20             0
                    American Funds Global Growth SAST Portfolio Class 3
09/01/06@-
12/31/06       9.00       2,113        0.70            (0.69)            2
06/30/07(4)    9.91      25,887        0.70             4.91             0
                    American Funds Growth-Income SAST Portfolio Class 3
09/01/06@-
12/31/06       7.80       1,707        0.70             8.50             3
06/30/07(4)    7.88      30,496        0.70             0.68             0
                  American Funds Asset Allocation SAST Portfolio Class 3
09/01/06@-
12/31/06       5.60         603        0.70             6.86             1
06/30/07(4)    7.67       7,746        0.70             0.91             1

---------------

*   Calculated based on average shares outstanding.

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

+   Annualized.

@   Commencement of operations.

(1) During the period, the investment adviser waived a portion of or all fees for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been as follows:

                                                                      12/31/06                                06/30/07
                                                         -----------------------------------       ------------------------------
                                                                           NET INVESTMENT                          NET INVESTMENT
                                                         EXPENSES+              LOSS+              EXPENSES+       INCOME (LOSS)+
                                                         ---------       -------------------       ---------       --------------
    American Funds Growth SAST Portfolio...............    28.69%              (23.59)%              1.61%             (0.72)%
    American Funds Global Growth SAST Portfolio........    22.96               (22.95)               1.74               3.87
    American Funds Growth-Income SAST Portfolio........    28.74               (19.54)               1.60              (0.22)
    American Funds Asset Allocation SAST Portfolio.....    60.88               (53.32)               2.52              (0.91)

(2) Does not include underlying fund expenses that the Portfolios bear indirectly.

(3) Recognition of net investment income by the Portfolios are affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

(4) Unaudited

See Notes to Financial Statements

---------------------
    22

---------------------

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust's Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling
(800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

                                                           ---------------------

                     (THIS PAGE LEFT INTENTIONALLY BLANK.)

(AIG SUNAMERICA(R)                                             -----------------
THE RETIREMENT SPECIALIST LOGO)                                     Presorted
                                                                   Standard
1 SunAmerica Center                                            U.S. Postage Paid
Los Angeles, California 90067-6022                                Towne, Inc.
                                                               -----------------
ADDRESS SERVICE REQUESTED


[SCANNER BAR]
  R4397SAR

This report is not authorized for distribution to prospective purchasers unless accompanied or preceded by a current prospectus.

                                R4397SAR (8/07)

(AMERICAN FUNDS (R) LOGO)                 The right choice for the long term (R)


American Funds
Insurance Series

Semi-annual report for the six
months ended June 30, 2007

American Funds Insurance Series (R) is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.(SM) For 75 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

INVESTMENT PORTFOLIOS

Global Growth Fund
Growth Fund
Growth-Income Fund
Asset Allocation Fund

The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline this report and help investors better focus on the funds' principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.

This report shows investment results for Class 1, 2 and 3 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series' plans of distribution. Results discussed in the individual fund reports are for Class 2 shares. The variable annuities and life insurance contracts that use the series' funds contain certain fees and expenses not reflected in this report. The series' investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

Investments outside the United States, especially those in developing countries, are subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks and can fluctuate in price more than larger company stocks. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The market indexes are unmanaged and their results do not reflect the effect of sales charges, commissions or expenses.

Fellow investors:

The six months ended June 30, 2007, was a rewarding period for investors as equity and bond markets in the United States and around the globe rose in value. Against this backdrop, every investment option in the American Funds Insurance Series gained ground.

Markets outside the U.S. once again generated strong returns. Those returns combined with the weak U.S. dollar -- the dollar lost 2.52% against the euro and 2.41% against the British pound -- to reward individuals who invested a portion of their assets in non-U.S. stocks and bonds. Returns in the U.S. markets were also solid but lagged their non-U.S. counterparts.

During the first half of this year, Standard and Poor's 500 Composite Index, a broad measure of the U.S. stock market, gained 6.96%, and the Nasdaq Composite Index, home to many of the nation's technology companies, gained 7.78%. The MSCI EAFE (Europe, Australasia, Far East) Index, a measure of non-U.S. stock markets, rose 11.09%.

Bond markets in the U.S. and abroad generally posted modest gains, lagging the equity markets. The Citigroup Broad Investment-Grade (BIG) Bond Index gained 0.89%, while the Credit Suisse High Yield Index rose 3.68%.

The strength in stock markets around the world reflects the continued global economic growth in both developed economies and in the developing world. Strong economic growth in Europe and emerging markets offset some of the worries generated by the slowing pace of expansion in the U.S. economy.

Emerging markets again proved especially resilient with domestic growth providing a boost to economies in China, India and Brazil. The MSCI Emerging Markets Index rose 17.75% during the six months ended June 30, 2007.

Global growth was also driven by the tremendous amount of liquidity in the economic system. The high levels of available capital at relatively low cost have helped fuel a wave of corporate buyouts and private equity acquisitions. Perhaps the most notable example was the sale of Chrysler to a private equity firm.

In the U.S., concerns early in the year that the economy was slowing led investors to speculate that the Federal Reserve might cut interest rates. The prospect of lower interest rates boosted bond prices temporarily. However, the economy showed signs of renewed strength in the second quarter, and the outlook for interest rates changed. By the end of the second quarter, most investors believed the Fed would leave rates unchanged. As a result, bond prices declined again, and yields rose.

It is still unclear, however, which direction the economy will eventually take. Economic growth slowed during the first quarter of the year -- the economy expanded at an annual rate of only 0.6%, according to the Bureau of Labor Statistics -- but the slower growth is not surprising considering the economy has now been expanding steadily for more than six years. During past expansions, the economy has typically paused before gaining strength again.

In other countries, there appears to be greater concern that strong growth may lead to higher inflation. Concerns over the pace of growth have prompted many central banks to raise interest rates. The European Central Bank, for example, raised short-term interest rates to 4%, their highest level in six years. In the U.S., however, the Fed -- which raised short-term interest rates four times in the first half of 2006 -- held rates steady during the first six months of 2007.

In the current environment -- with the economy poised between accelerated growth or further slowing, and the outlook uncertain for interest rates -- we will continue to pay especially close attention to the risks involved in all our investment decisions. We look forward to reporting to you again in six months.

Cordially,


/s/ James K. Dunton                     /s/ Donald D. O'Neal
--------------------------              --------------------
James K. Dunton                         Donald D. O'Neal
Vice Chairman of the Board              President

August 6, 2007

                                                 American Funds Insurance Series

Total returns for periods ended June 30, 2007

FIGURES SHOWN HERE FOR AMERICAN FUNDS INSURANCE SERIES ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

                                      Cumulative              Average annual            Gross
                                  -----------------   -----------------------------    expense
                                  6 months   1 year   5 years   10 years   Lifetime   ratios(1)
                                  --------   ------   -------   --------   --------   ---------
GLOBAL GROWTH FUND      Class 1    +10.22%   +25.17%  +16.87%    +12.13%    +12.62%     +0.58%
(since 4/30/97)         Class 2    +10.09    +24.89   +16.59     +11.85     +12.34      +0.83
GROWTH FUND             Class 1    +10.74    +19.29   +15.06     +13.44     +14.92      +0.34
(since 2/8/84)          Class 2    +10.60    +19.00   +14.77     +13.17     +14.61      +0.59
                        Class 3    +10.65    +19.08   +14.85     +13.24     +14.72      +0.52
GROWTH-INCOME FUND      Class 1    + 8.21    +20.09   +11.61     + 9.83     +13.27      +0.28
(since 2/8/84)          Class 2    + 8.07    +19.76   +11.33     + 9.56     +12.95      +0.53
                        Class 3    + 8.14    +19.89   +11.41     + 9.64     +13.07      +0.46
ASSET ALLOCATION FUND   Class 1    + 7.93    +17.49   +10.43     + 8.09     + 9.88      +0.33
(since 8/1/89)          Class 2    + 7.77    +17.17   +10.15     + 7.82     + 9.59      +0.58
                        Class 3    + 7.78    +17.30   +10.23     + 7.90     + 9.69      +0.51

(1) The gross expense ratios are as of December 31, 2006, and do not reflect a fee waiver currently in effect; therefore, the actual expense ratios are lower. The series' investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table in this report or the most recent propectus for details.

                                                 American Funds Insurance Series

Global Growth Fund

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

GLOBAL GROWTH FUND rose 10.09% in value in the fiscal half-year ended June 30, 2007. This return surpassed the 9.48% gain generated by the MSCI World Index, the fund's relevant benchmark.

The first six months of 2007 was a good period to invest outside the U.S. as non-U.S. markets continued to outpace their U.S. counterparts. The dollar's continued weakness also boosted returns generated in non-U.S. equities.

Although the fund's largest concentration of assets in any individual country was in the U.S., with 26.3%, the fund looked beyond U.S. borders for the majority of its investments. Japan, with 7.9% of assets, was the second-largest concentration. Investments in Japan were held back by the dollar's 3.5% gain against the yen.

In addition, the fund was helped by its holdings in oil, gas and consumable fuels and in chemicals, while its investments in hotels, restaurants and leisure and in automobiles held returns back.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2007

                                   (PIE CHART)

 Europe                                                     33.8%
 The Americas                                               29.9%
 Asia/Pacific Basin                                         22.3%
 Short-term securities & other assets less liabilities      13.4%
 Other regions                                                .6%

EUROPE

Germany                                                      7.0%
United Kingdom                                               5.6
France                                                       5.3
Netherlands                                                  5.0
Finland                                                      1.6
Denmark                                                      1.6
Switzerland                                                  1.4
Austria                                                      1.1
Italy                                                        1.0
Other                                                        4.2
                                                            ----
                                                            33.8
                                                            ----
THE AMERICAS

United States                                               26.3
Canada                                                       1.5
Mexico                                                       1.3
Brazil                                                        .8
                                                            ----
                                                            29.9
                                                            ----

ASIA/PACIFIC BASIN

Japan                                                        7.9%
India                                                        4.4
South Korea                                                  3.0
Australia                                                    2.8
Hong Kong                                                    1.4
Taiwan                                                       1.0
Other                                                        1.8
                                                            ----
                                                            22.3
                                                            ----
OTHER REGIONS                                                 .6
                                                            ----
Short-term securities & other
   assets less liabilities                                  13.4
                                                           -----
Total                                                      100.0%
                                                           =====

OBJECTIVE: Seeks growth of capital over time by investing primarily in common stocks of companies around the world.

SPECIAL CHARACTERISTICS: Can invest virtually anywhere in the world, including the U.S. The fund invests company by company -- not by country or region -- relying on thorough research to find the best opportunities.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

                                                 American Funds Insurance Series

Growth Fund

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

GROWTH FUND gained 10.60% during the six months ended June 30, 2007, outpacing the 6.96% gain posted by the S&P 500.

The first half of 2007 was a good period for U.S. equity investors by almost all measures. In addition to the S&P 500's increase, the Dow Jones Industrial Average rose 8.75%, and the Nasdaq Composite Index was up 7.78%. The markets drew much of their strength from strong corporate earnings and the tremendous amount of liquidity in the market, which fueled mergers and acquisitions activity.

As the year began, some investors feared the economic expansion was faltering

--   the economy grew at an annual rate of only 0.6% during the first quarter

-- but as the year progressed, economic reports, such as figures on the number of jobs created, indicated that the expansion appeared to have paused, not stalled. Such a pause is common during extended economic expansions.

During the first half of this year, the fund was helped by its investments in oil, gas and consumable fuels and in energy equipment and services, while its holdings in biotechnology and in specialty retail held results back.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2007

                                   (PIE CHART)

Energy                                                  13.4%
Health care                                              8.5%
Consumer discretionary                                  13.6%
Financials                                               7.2%
Information technology                                  16.3%
Other industries                                        29.1%
Short-term securities & other assets less liabilities   11.9%

OBJECTIVE: Seeks growth of capital by investing primarily in U.S. common stocks.

SPECIAL CHARACTERISTICS: Emphasizes investments in growth companies with the potential to provide strong earnings over many years. Can also invest in cyclical companies, companies in turnaround and companies that appear undervalued.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

                                                 American Funds Insurance Series

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2007

                                   (PIE CHART)

Health care                                            11.9%
Consumer discretionary                                 10.4%
Financials                                             12.2%
Energy                                                  9.3%
Information technology                                 20.6%
Other industries                                       24.8%
Short-term securities & other assets less liabilities  10.8%

OBJECTIVE: Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.

SPECIAL CHARACTERISTICS: Designed for investors seeking both capital appreciation and income; the fund invests in companies across a wide range of U.S. industries.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Growth-Income Fund

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

GROWTH-INCOME FUND gained 8.07% during the six months ended June 30, 2007, outpacing its relevant benchmark, the S&P 500, which rose 6.96%.

The fund concentrates on high-quality companies that pay dividends. With the U.S. economy continuing to grow and corporate profits still expanding, many of the fund's largest holdings gained value. Concerns expressed early in the year that the pace of economic expansion was slowing abated as the year progressed and more economic data became available. However, it is still uncertain how big an impact the softening real estate market and associated problems of subprime mortgages will have on the economy. Over the next six to 12 months, the weakening demand for real estate may keep inflation in check.

In this environment, the fund was helped by its holdings in information technology and in energy. At the same time, however, its investments in financials and in utilities detracted from returns.

                                                 American Funds Insurance Series

Asset Allocation Fund

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

ASSET ALLOCATION FUND rose 7.77% in value during the six months ended June 30, 2007, outpacing both the S&P 500 and the Citigroup Broad Investment-Grade (BIG) Bond Index.

During the first six months of 2007, the fund had 72.4% of its portfolio invested in stocks, 21.7% in bonds and 5.9% in cash. Although the fund's bond holdings helped returns, its equity holdings provided most of the returns during the period.

The fund's equity portfolio gained strength from the continued growth of the U.S. economy. Bond prices faded in the second quarter as hopes that the Federal Reserve would cut short-term interest rates dissipated. Still, the Fed has given little indication it will raise short-term rates again as it did aggressively during the first six months of 2006.

The fund was helped by its equity holdings in oil, gas and consumable fuels and in metals and mining, while investments in beverages and in diversified financial services held returns back.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2007

                                  (PIE CHART)

Equity securities                                       72.4%
Non-U.S. government bonds & notes                         .2%
Asset-backed obligations                                  .5%
Short-term securities & other assets less liabilities    5.9%
Corporate bonds                                          8.5%
Mortgage-backed obligations                              6.6%
U.S. government & government agency bonds & notes        5.9%

OBJECTIVE: Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

                                                 American Funds Insurance Series

Global Growth Fund

SUMMARY INVESTMENT PORTFOLIO June 30, 2007                             unaudited

LARGEST INDIVIDUAL EQUITY SECURITIES   PERCENT OF NET ASSETS
------------------------------------   ---------------------
Koninklijke KPN                                 1.6%
Reliance Industries                             1.6
Novo Nordisk                                    1.6
General Electric                                1.5
NTPC Ltd.                                       1.4

                                       PERCENT OF NET ASSETS
                                       ---------------------
Microsoft                                       1.4%
IBM                                             1.2
Macquarie Bank                                  1.2
Deutsche Post                                   1.1
Mizuho Financial Group                          1.1

                                                            MARKET     PERCENT
                                                             VALUE      OF NET
                                               SHARES        (000)      ASSETS
                                             ----------   ----------   -------
Common stocks -- 86.61%

INFORMATION TECHNOLOGY -- 13.82%
Microsoft Corp.                               2,397,000   $   70,640     1.40%
International Business Machines Corp.           600,000       63,150     1.25
Nokia Corp.(1)                                1,682,000       47,287     1.10
Nokia Corp. (ADR)                               300,000        8,433
Samsung Electronics Co., Ltd.(1)                 78,440       47,934      .95
STMicroelectronics NV(1)                      1,960,000       37,897      .75
Cisco Systems, Inc.(2)                        1,346,500       37,500      .74
Dell Inc.(2)                                  1,200,000       34,260      .68
Yahoo! Inc.(2)                                1,175,000       31,878      .63
Other securities                                             319,692     6.32
                                                             698,671    13.82
                                                          ----------    ------
FINANCIALS -- 12.98%
Macquarie Bank Ltd.(1)                          856,791       61,792     1.22
Mizuho Financial Group, Inc.(1)                   8,250       56,939     1.13
Allianz SE(1)                                   242,000       56,711     1.12
Societe Generale(1)                             260,700       48,176      .95
ICICI Bank Ltd.(1)                              837,300       19,702      .67
ICICI Bank Ltd. (ADR)                           282,400       13,880
Commerzbank U.S. Finance, Inc.(1)               677,500       32,475      .64
Kookmin Bank(1)                                 366,310       32,098      .64
Other securities                                             334,158     6.61
                                                             655,931    12.98
                                                          ----------    ------
CONSUMER DISCRETIONARY -- 9.91%
Virgin Media Inc.(2)                          1,544,000       37,627      .74
Carnival Corp., units                           732,100       35,705      .71
GOME Electrical Appliances Holding Ltd.(1)   21,686,000       33,231      .66
Other securities                                             394,234     7.80
                                                             500,797     9.91
                                                          ----------    ------
INDUSTRIALS -- 8.96%
General Electric Co.                          1,975,455       75,620     1.50
Deutsche Post AG(1)                           1,780,000       57,835     1.14
Tyco International Ltd.                       1,465,000       49,502      .98
KBR, Inc.(2)                                  1,455,000       38,165      .76
Siemens AG(1)                                   163,000       23,451      .46
Other securities                                             208,301     4.12
                                                             452,874     8.96
                                                          ----------    ------
HEALTH CARE -- 8.35%
Novo Nordisk A/S, Class B(1)                    727,600       79,263     1.57
Smith & Nephew PLC(1)                         4,019,300       49,696      .98
Roche Holding AG(1)                             193,500       34,326      .68
Other securities                                             258,616     5.12
                                                             421,901     8.35
                                                          ----------    ------

                                                 American Funds Insurance Series

Global Growth Fund

                                                            MARKET     PERCENT
                                                             VALUE      OF NET
                                               SHARES        (000)      ASSETS
                                             ----------   ----------   -------
Common stocks

CONSUMER STAPLES -- 7.12%
Koninklijke Ahold NV(1,2)                     3,577,000   $   44,881      .89%
Seven & I Holdings Co., Ltd.(1)               1,524,000       43,472      .86
Unilever NV(1)                                  984,000       30,600      .61
Other securities                                             240,755     4.76
                                                             359,708     7.12
                                                          ----------    -----
ENERGY -- 6.87%
Reliance Industries Ltd.(1)                   1,900,298       79,565     1.57
Royal Dutch Shell PLC, Class B(1)               574,666       23,977      .70
Royal Dutch Shell PLC, Class B (ADR)            139,643       11,639
Technip SA(1)                                   430,000       35,482      .70
Norsk Hydro ASA(1)                              875,000       33,641      .67
Canadian Natural Resources, Ltd.                466,700       31,131      .62
Other securities                                             131,749     2.61
                                                             347,184     6.87
                                                          ----------    -----
TELECOMMUNICATION SERVICES -- 6.50%
Koninklijke KPN NV(1)                         4,875,830       80,877     1.60
SOFTBANK CORP.(1)                             2,520,700       54,372     1.08
Sprint Nextel Corp., Series 1                 1,901,750       39,385      .78
Vodafone Group PLC(1)                         7,131,250       23,976      .77
Vodafone Group PLC (ADR)                        437,500       14,713
America Movil, SAB de CV, Series L (ADR)        585,000       36,229      .72
Other securities                                              78,726     1.55
                                                             328,278     6.50
                                                          ----------    -----
MATERIALS -- 5.75%
K+S AG(1)                                       367,000       56,148     1.11
PPG Industries, Inc.                            490,000       37,294      .74
Other securities                                             197,062     3.90
                                                             290,504     5.75
                                                          ----------    -----
UTILITIES -- 4.05%
NTPC Ltd.(1)                                 19,200,649       72,334     1.43
Veolia Environnement(1)                         425,900       33,289      .66
SUEZ SA(1)                                      550,000       31,420      .62
Other securities                                              67,659     1.34
                                                             204,702     4.05
                                                          ----------    -----
MISCELLANEOUS -- 2.30%
Other common stocks in initial period of
   acquisition                                               116,140     2.30
                                                          ----------    -----
TOTAL COMMON STOCKS (cost: $3,250,919,000)                 4,376,690    86.61
                                                          ----------    -----

                                                 American Funds Insurance Series

Global Growth Fund

                                                                     PRINCIPAL     MARKET     PERCENT
                                                                       AMOUNT       VALUE      OF NET
                                                                       (000)        (000)      ASSETS
                                                                     ---------   ----------   -------
Short-term securities -- 13.94%
Sheffield Receivables Corp. 5.265%-5.29% due 7/9-7/24/2007(3)          $49,000   $   48,885      .97%
Siemens Capital Co. LLC 5.23%-5.27% due 7/13-7/17/2007(3)               43,700       43,598      .86
Credit Suisse New York Branch 5.24% due 7/24-9/14/2007                  36,800       36,490      .72
AstraZeneca PLC 5.25% due 8/10-8/14/2007                                34,400       34,183      .68
American Honda Finance Corp. 5.22%-5.23% due 7/12-8/29/2007             33,800       33,635      .67
DaimlerChrysler Revolving Auto Conduit LLC 5.25% due 8/8-8/15/2007      32,700       32,497      .64
CBA (Delaware) Finance Inc. 5.23% due 7/6/2007                          32,200       32,173      .64
Societe Generale North America, Inc. 5.235% due 9/5/2007                20,000       19,811      .51
Barton Capital LLC 5.24% due 8/7/2007(3)                                 6,100        6,066
Other securities                                                                    417,105     8.25
                                                                                 ----------   ------
TOTAL SHORT-TERM SECURITIES (cost: $704,373,000)                                    704,443    13.94
                                                                                 ----------   ------
TOTAL INVESTMENT SECURITIES (cost: $3,955,292,000)                                5,081,133   100.55
Other assets less liabilities                                                       (27,849)    (.55)
                                                                                 ----------   ------
NET ASSETS                                                                       $5,053,284   100.00%
                                                                                 ==========   ======

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on the fund's affiliated-company holding and related transactions during the six months ended June 30, 2007, appear below.

                                                                                 MARKET VALUE
                                                                      DIVIDEND   OF AFFILIATE
                           BEGINNING                         ENDING    INCOME    AT 6/30/2007
COMPANY                      SHARES    PURCHASES    SALES    SHARES     (000)        (000)
-------                    ---------   ---------   -------   ------   --------   ------------
WestJet Airlines Ltd.(4)    750,000        --      750,000     --        --           --

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $2,753,581,000.

(2)  Security did not produce income during the last 12 months.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $354,837,000, which represented 7.02% of the net assets of the fund.

(4)  Unaffiliated issuer at June 30, 2007.

ADR  = American Depositary Receipts

See Notes to Financial Statements

                                                 American Funds Insurance Series

Growth Fund

SUMMARY INVESTMENT PORTFOLIO June 30, 2007                             unaudited

LARGEST INDIVIDUAL EQUITY SECURITIES   PERCENT OF NET ASSETS
------------------------------------   ---------------------
Google                                          3.3%
Altria Group                                    2.3
Microsoft                                       2.2
Lowe's Companies                                1.7
Schlumberger                                    1.7

                                       PERCENT OF NET ASSETS
                                       ---------------------
Sprint Nextel                                   1.6%
Target                                          1.6
Roche Holding                                   1.5
Johnson Controls                                1.4
Fannie Mae                                      1.4

                                                               MARKET     PERCENT
                                                               VALUE       OF NET
                                                 SHARES        (000)       ASSETS
                                               ----------   -----------   -------
Common stocks -- 88.10%

INFORMATION TECHNOLOGY -- 16.34%
Google Inc., Class A(1)                         1,881,400   $   984,687     3.32%
Microsoft Corp.                                22,275,000       656,444     2.21
Nokia Corp.(2)                                  6,015,000       169,103     1.14
Nokia Corp. (ADR)                               6,008,000       168,885
Cisco Systems, Inc.(1)                         11,553,000       321,751     1.08
Oracle Corp.(1)                                14,927,800       294,227      .99
NAVTEQ Corp.(1,3)                               5,730,000       242,608      .82
Red Hat, Inc.(1)                                9,485,000       211,326      .71
Fidelity National Information Services, Inc.    3,800,000       206,264      .69
Yahoo! Inc.(1)                                  6,750,000       183,127      .62
Samsung Electronics Co., Ltd.(2)                  280,000       171,106      .58
International Business Machines Corp.           1,600,000       168,400      .57
Other securities                                              1,073,161     3.61
                                                              4,851,089    16.34
                                                            -----------    -----
CONSUMER DISCRETIONARY -- 13.64%
Lowe's Companies, Inc.                         16,526,000       507,183     1.71
Target Corp.                                    7,410,000       471,276     1.59
Johnson Controls, Inc.                          3,649,700       422,526     1.42
Kohl's Corp.(1)                                 5,540,000       393,506     1.33
Best Buy Co., Inc.                              7,320,000       341,624     1.15
MGM Mirage, Inc.(1)                             2,130,600       175,732      .59
Other securities                                              1,738,285     5.85
                                                              4,050,132    13.64
                                                            -----------    -----
ENERGY -- 13.39%
Schlumberger Ltd.                               5,784,600       491,344     1.65
Canadian Natural Resources, Ltd.                5,625,700       375,259     1.26
Suncor Energy Inc.                              3,933,780       355,749     1.20
Devon Energy Corp.                              3,409,072       266,896      .90
Transocean Inc.(1)                              2,151,400       228,005      .77
Other securities                                              2,259,048     7.61
                                                              3,976,301    13.39
                                                            -----------    -----
HEALTH CARE -- 8.48%
Roche Holding AG(2)                             2,465,000       437,275     1.47
Gilead Sciences, Inc.(1)                        6,600,000       255,882      .86
Shire PLC (ADR)                                 2,700,000       200,151      .68
Schering-Plough Corp.                           5,505,000       167,572      .57
Medtronic, Inc.                                 3,175,000       164,655      .55
Other securities                                              1,290,856     4.35
                                                              2,516,391     8.48
                                                            -----------    -----

                                                 American Funds Insurance Series

Growth Fund

                                                               MARKET     PERCENT
                                                               VALUE       OF NET
                                                 SHARES        (000)       ASSETS
                                               ----------   -----------   -------
Common stocks

FINANCIALS -- 7.21%
Fannie Mae                                      6,440,000   $   420,725     1.42%
American International Group, Inc.              4,100,000       287,123      .97
Freddie Mac                                     4,572,700       277,563      .93
Citigroup Inc.                                  3,500,000       179,515      .60
Other securities                                                974,904     3.29
                                                              2,139,830     7.21
                                                            -----------    -----
INDUSTRIALS -- 6.96%
Boeing Co.                                      3,465,000       333,194     1.12
General Electric Co.                            7,370,000       282,124      .95
Other securities                                              1,452,128     4.89
                                                              2,067,446     6.96
                                                            -----------    -----
MATERIALS -- 6.88%
Newmont Mining Corp.                            9,305,000       363,453     1.22
Potash Corp. of Saskatchewan Inc.               4,500,000       350,865     1.18
Barrick Gold Corp.                             10,500,000       305,235     1.03
Freeport-McMoRan Copper & Gold Inc.             2,704,500       223,987      .76
Other securities                                                799,297     2.69
                                                              2,042,837     6.88
                                                            -----------    -----
CONSUMER STAPLES -- 6.23%
Altria Group, Inc.                              9,895,000       694,035     2.34
Coca-Cola Co.                                   4,795,000       250,826      .85
Bunge Ltd.                                      2,568,600       217,047      .73
Walgreen Co.                                    4,095,000       178,296      .60
Procter & Gamble Co.                              855,000        52,318      .18
Other securities                                                455,573     1.53
                                                              1,848,095     6.23
                                                            -----------    -----
TELECOMMUNICATION SERVICES -- 3.09%
Sprint Nextel Corp., Series 1                  23,050,000       477,366     1.61
Qwest Communications International Inc.(1)     35,000,000       339,500     1.14
Other securities                                                101,737      .34
                                                                918,603     3.09
                                                            -----------    -----
UTILITIES -- 1.06%
Reliant Energy, Inc.(1)                         9,240,000       249,018      .84
Other securities                                                 66,489      .22
                                                                315,507     1.06
                                                            -----------    -----
MISCELLANEOUS -- 4.82%
Other common stocks in initial period of
acquisition                                                   1,432,389     4.82
                                                            -----------    -----
TOTAL COMMON STOCKS (cost: $19,415,577,000)                  26,158,620    88.10
                                                            -----------    -----

                                                 American Funds Insurance Series

Growth Fund

                                                              PRINCIPAL      MARKET     PERCENT
                                                                AMOUNT       VALUE       OF NET
                                                                (000)        (000)       ASSETS
                                                              ---------   -----------   -------
Short-term securities -- 10.89%

Federal Home Loan Bank 5.09%-5.14% due 7/18-10/9/2007          $362,457   $   359,553     1.21%
Procter & Gamble International Funding S.C.A. 5.20%-5.24%
   due 7/19-9/21/2007(4)                                        264,530       262,397      .88
Hewlett-Packard Co. 5.26% due 7/11-7/23/2007(4)                 225,700       225,124      .76
Clipper Receivables Co., LLC 5.25%-5.255% due
   7/12-8/14/2007(4)                                            200,000       198,971      .67
Jupiter Securitization Co., LLC 5.24%-5.28% due
   7/20-8/31/2007(4)                                            174,928       173,828      .67
Park Avenue Receivables, Co. LLC 5.31% due 7/26/2007(4)          25,000        24,900
Freddie Mac 5.115%-5.145% due 9/10-10/19/2007                   199,825       197,696      .67
Johnson & Johnson 5.18%-5.20% due 7/24-9/20/2007(4)             170,500       169,087      .57
IBM Corp. 5.21%-5.23% due 7/25-8/22/2007(4)                     139,800       138,943      .55
IBM Capital Inc. 5.22% due 9/18/2007(4)                          26,000        25,703
CAFCO, LLC 5.25%-5.275% due 8/1-8/16/2007(4)                    147,200       146,408      .55
Ciesco LLC 5.25% due 8/3/2007(4)                                 15,700        15,625
Coca-Cola Co. 5.20%-5.22% due 7/20-9/14/2007(4)                 125,500       124,527      .50
Atlantic Industries 5.24% due 7/27/2007(4)                       25,000        24,902
Fannie Mae 5.145%-5.15% due 9/19-9/26/2007                      149,000       147,265      .50
Edison Asset Securitization LLC 5.25% due 8/23-8/27/2007(4)     100,000        99,186      .33
International Lease Finance Corp. 5.235% due 7/31/2007           50,000        49,774      .17
Other securities                                                              850,434     2.86
                                                                          -----------   ------
TOTAL SHORT-TERM SECURITIES (cost: $3,233,912,000)                          3,234,323    10.89
                                                                          -----------   ------
TOTAL INVESTMENT SECURITIES (cost: $22,649,489,000)                        29,392,943    98.99
Other assets less liabilities                                                 300,367     1.01
                                                                          -----------   ------
NET ASSETS                                                                $29,693,310   100.00%
                                                                          ===========   ======

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2007, appear below.

                                                                                                   MARKET VALUE
                                                                                       DIVIDEND   OF AFFILIATES
                                           BEGINNING                         ENDING     INCOME     AT 6/30/2007
COMPANY                                      SHARES    PURCHASES   SALES     SHARES      (000)        (000)
-------                                    ---------   ---------   -----   ---------   --------   -------------
NAVTEQ Corp.(1)                            5,700,000      30,000     --    5,730,000     $ --        $242,608
Chipotle Mexican Grill, Inc., Class B(1)     208,100     987,100     --    1,195,200       --          93,979
Chipotle Mexican Grill, Inc., Class A(1)     595,000     325,000     --      920,000       --          78,458
Minerals Technologies Inc.                        --   1,000,000     --    1,000,000       50          66,950
KGen Power Corp.(1,4)                      3,166,128          --     --    3,166,128       --          66,489
Rosetta Resources Inc.(1,4)                2,980,000          --     --    2,980,000       --          64,189
Georgia Gulf Corp.                         1,360,000     864,000     --    2,224,000      356          40,277
DataPath, Inc.(1,4)                        2,819,968          --     --    2,819,968       --          26,790
                                                                                         ----        --------
                                                                                         $406        $679,740
                                                                                         ====        ========

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1)  Security did not produce income during the last 12 months.

(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $2,417,837,000.

(3) Represents an affiliated company as defined under the Investment Company Act of 1940.

(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $2,426,811,000, which represented 8.17% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

                                                 American Funds Insurance Series

Growth-Income Fund

SUMMARY INVESTMENT PORTFOLIO June 30, 2007                             unaudited

LARGEST INDIVIDUAL EQUITY SECURITIES   PERCENT OF NET ASSETS
------------------------------------   ---------------------
Oracle                                          2.7%
Fannie Mae                                      2.1
General Electric                                2.0
American International Group                    1.9
Intel                                           1.9

                                       PERCENT OF NET ASSETS
                                       ---------------------
Schlumberger                                    1.8%
Citigroup                                       1.8
Lowe's Companies                                1.7
Nokia                                           1.7
Cisco Systems                                   1.6

                                                              MARKET     PERCENT
                                                               VALUE      OF NET
                                                 SHARES        (000)      ASSETS
                                               ----------   ----------   -------
Common stocks -- 89.09%

INFORMATION TECHNOLOGY -- 20.59%
Oracle Corp.(1)                                40,855,000   $  805,252     2.72%
Intel Corp.                                    23,620,000      561,211     1.90
Nokia Corp.(2)                                 14,090,000      396,119     1.67
Nokia Corp. (ADR)                               3,470,300       97,550
Cisco Systems, Inc.(1)                         16,840,000      468,994     1.58
Microsoft Corp.                                15,635,000      460,763     1.56
International Business Machines Corp.           3,725,000      392,056     1.32
Hewlett-Packard Co.                             8,400,000      374,808     1.27
Google Inc., Class A(1)                           575,000      300,944     1.02
Texas Instruments Inc.                          7,700,000      289,751      .98
Flextronics International Ltd.(1)              19,000,000      205,200      .69
Other securities                                             1,741,884     5.88
                                                             6,094,532    20.59
                                                            ----------    -----
FINANCIALS -- 12.31%
Fannie Mae                                      9,688,500      632,950     2.14
American International Group, Inc.              8,200,000      574,246     1.94
Citigroup Inc.                                 10,425,000      534,698     1.81
Bank of America Corp.                           5,880,000      287,473      .97
Capital One Financial Corp.                     3,099,900      243,156      .82
JPMorgan Chase & Co.                            4,147,900      200,966      .68
Other securities                                             1,170,560     3.95
                                                             3,644,049    12.31
                                                            ----------    -----
HEALTH CARE -- 11.87%
Bristol-Myers Squibb Co.                        9,360,000      295,402     1.00
Cardinal Health, Inc.                           4,100,000      289,624      .98
Aetna Inc.                                      5,700,000      281,580      .95
Amgen Inc.(1)                                   4,986,400      275,698      .93
Roche Holding AG(2)                             1,526,000      270,702      .91
Abbott Laboratories                             4,456,800      238,662      .81
Medtronic, Inc.                                 4,450,000      230,777      .78
Other securities                                             1,632,036     5.51
                                                             3,514,481    11.87
                                                            ----------    -----
CONSUMER DISCRETIONARY -- 10.44%
Lowe's Companies, Inc.                         16,660,000      511,295     1.73
Target Corp.                                    6,060,700      385,461     1.30
Time Warner Inc.                               12,686,200      266,918      .90
Magna International Inc., Class A               2,295,100      208,831      .71
News Corp., Class A                             9,515,200      201,817      .68
Carnival Corp., units                           3,982,100      194,207      .66
Other securities                                             1,322,149     4.46
                                                             3,090,678    10.44
                                                            ----------    -----

                                                 American Funds Insurance Series

Growth-Income Fund

                                                              MARKET     PERCENT
                                                               VALUE      OF NET
                                                 SHARES        (000)      ASSETS
                                               ----------   ----------   -------
Common Stocks

ENERGY -- 9.26%
Schlumberger Ltd.                               6,356,000   $  539,879     1.82%
Royal Dutch Shell PLC, Class A (ADR)            2,000,000      162,400     1.04
Royal Dutch Shell PLC, Class B (ADR)            1,669,391      139,144
Royal Dutch Shell PLC, Class B(2)                 139,816        5,834
Marathon Oil Corp.                              4,670,000      280,013      .95
Baker Hughes Inc.                               2,659,000      223,702      .76
Chevron Corp.                                   2,563,200      215,924      .73
Halliburton Co.                                 6,030,000      208,035      .70
Petro-Canada                                    3,760,000      201,093      .68
Other securities                                               764,258     2.58
                                                             2,740,282     9.26
                                                            ----------    -----
INDUSTRIALS -- 9.14%
General Electric Co.                           15,800,000      604,824     2.04
Tyco International Ltd.                        11,445,300      386,737     1.31
United Technologies Corp.                       4,075,000      289,040      .98
United Parcel Service, Inc., Class B            3,800,000      277,400      .94
Other securities                                             1,148,657     3.87
                                                             2,706,658     9.14
                                                            ----------    -----
CONSUMER STAPLES -- 6.31%
PepsiCo, Inc.                                   4,750,000      308,037     1.04
Altria Group, Inc.                              2,975,000      208,666      .70
Molson Coors Brewing Co., Class B               2,215,000      204,799      .69
Other securities                                             1,146,154     3.88
                                                             1,867,656     6.31
                                                            ----------    -----
TELECOMMUNICATION SERVICES -- 3.95%
AT&T Inc.                                       9,500,000      394,250     1.33
Sprint Nextel Corp., Series 1                  11,600,000      240,236      .81
Other securities                                               534,141     1.81
                                                             1,168,627     3.95
                                                            ----------    -----
MATERIALS -- 2.05%
Air Products and Chemicals, Inc.                2,660,000      213,784      .72
Other securities                                               393,462     1.33
                                                               607,246     2.05
                                                            ----------    -----
UTILITIES -- 1.28%
Other securities                                               377,160     1.28
                                                            ----------    -----
MISCELLANEOUS -- 1.89%
Other common stocks in initial period of
   acquisition                                                 559,323     1.89
                                                            ----------    -----
TOTAL COMMON STOCKS (cost: $19,507,436,000)                 26,370,692    89.09
                                                            ----------    -----

                                                 American Funds Insurance Series

Growth-Income Fund

                                                                        MARKET       PERCENT
                                                                        VALUE         OF NET
                                                                        (000)         ASSETS
                                                                     -----------   -----------
Convertible securities -- 0.03%
OTHER -- 0.03%
Other securities                                                     $     8,299           .03%
                                                                     -----------   -----------
TOTAL CONVERTIBLE SECURITIES (cost: $7,006,000)                            8,299           .03
                                                                     -----------   -----------
Bonds & notes -- 0.04%
OTHER -- 0.04%
Other securities                                                          13,101           .04
                                                                     -----------   -----------
TOTAL BONDS & NOTES (cost: $12,565,000)                                   13,101           .04
                                                                     -----------   -----------

                                                                      PRINCIPAL
                                                                        AMOUNT
                                                                        (000)
                                                                     -----------
Short-term securities -- 10.89%
Park Avenue Receivables Co., LLC 5.24%-5.25% due 7/23-8/24/2007(3)   $ 126,637         125,919       .97
Jupiter Securitization Co., LLC 5.23% due 8/30-8/31/2007(3)            101,644         100,745
JPMorgan Chase & Co. 5.23% due 8/29/2007                                59,000          58,499
Variable Funding Capital Corp. 5.22%-5.255% due 7/11-8/7/2007(3)       227,400         226,670       .77
Coca-Cola Co. 5.18%-5.22% due 7/20-9/17/2007(3)                        224,700         222,469       .75
CAFCO, LLC 5.25% due 7/13/2007(3)                                      100,000          99,810       .71
Ciesco LLC 5.25% due 8/3/2007(3)                                        59,300          59,018
Citigroup Funding Inc. 5.24% due 7/6/2007                               50,000          49,958
IBM Corp. 5.195%-5.225% due 8/2-8/22/2007(3)                           161,800         160,782       .66
IBM Capital Inc. 5.22% due 9/18/2007(3)                                 36,500          36,083
AT&T Inc. 5.23%-5.27% due 7/26-8/29/2007(3)                            152,400         151,619       .51
Bank of America Corp. 5.215%-5.26% due 7/10-9/5/2007                   123,400         122,808       .49
Ranger Funding Co. LLC 5.27% due 9/13/2007(3)                           25,000          24,722
Edison Asset Securitization LLC 5.23%-5.25% due 7/17-8/27/2007(3)      120,800         120,160       .41
Fannie Mae 5.115%-5.155% due 7/20-9/19/2007                            108,290         107,625       .36
Abbott Laboratories 5.215%-5.23% due 7/6-7/16/2007(3)                  103,000         102,860       .35
Hewlett-Packard Co. 5.26% due 7/18-7/25/2007(3)                         78,700          78,441       .26
American General Finance Corp. 5.20% due 10/3/2007                      35,000          34,524       .12
PepsiCo Inc. 5.20% due 7/19/2007(3)                                     22,800          22,737       .11
Concentrate Manufacturing Co. of Ireland 5.21% due 7/11/2007(3)          9,350           9,335
Other securities                                                                     1,310,085      4.42
                                                                                   -----------    ------
TOTAL SHORT-TERM SECURITIES (cost: $3,224,610,000)                                   3,224,869     10.89
                                                                                   -----------    ------
TOTAL INVESTMENT SECURITIES (cost: $22,751,617,000)                                 29,616,961    100.05
Other assets less liabilities                                                          (15,584)     (.05)
                                                                                   -----------    ------
NET ASSETS                                                                         $29,601,377    100.00%
                                                                                   ===========    ======

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1)  Security did not produce income during the last 12 months.

(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $2,061,057,000.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $2,307,352,000, which represented 7.79% of the net assets of the fund.

ADR  = American Depositary Receipts

See Notes to Financial Statements

                                                 American Funds Insurance Series

Asset Allocation Fund

SUMMARY INVESTMENT PORTFOLIO June 30, 2007                             unaudited

                                       PERCENT OF NET ASSETS
                                       ---------------------
LARGEST INDIVIDUAL EQUITY SECURITIES
Fannie Mae                                      2.8%
Microsoft                                       2.1
Suncor Energy                                   2.1
Schlumberger                                    2.0
Altria Group                                    1.9

                                       PERCENT OF NET ASSETS
                                       ---------------------
Boeing                                          1.8%
BHP Billiton                                    1.6
Chevron                                         1.5
Medtronic                                       1.5
Lowe's Companies                                1.5

                                                                                      MARKET     PERCENT
                                                                                      VALUE       OF NET
                                                                        SHARES        (000)       ASSETS
                                                                     ----------    -----------   -------
Common stocks -- 72.22%
FINANCIALS -- 10.75%
Fannie Mae                                                             3,645,000   $   238,128      2.77%
Freddie Mac                                                            1,450,000        88,015      1.03
Citigroup Inc.                                                         1,475,000        75,653       .88
JPMorgan Chase & Co.                                                   1,500,000        72,675       .85
Societe Generale(1)                                                      350,000        64,678       .75
Bank of America Corp.                                                  1,250,000        61,112       .71
Other securities                                                                       322,835      3.76
                                                                                   -----------   -------
                                                                                       923,096     10.75
                                                                                   -----------   -------

ENERGY -- 10.31%
Suncor Energy Inc.                                                     1,964,429       177,652      2.07
Schlumberger Ltd.                                                      2,059,800       174,959      2.04
Chevron Corp.                                                          1,534,328       129,252      1.51
Petro-Canada                                                           2,150,000       114,987      1.34
Marathon Oil Corp.                                                     1,200,000        71,952       .84
Rosetta Resources Inc.(2,3,4)                                          2,970,000        63,974       .74
Cameco Corp.                                                           1,200,000        61,069       .71
Other securities                                                                        90,986      1.06
                                                                                   -----------   -------
                                                                                       884,831     10.31
                                                                                   -----------   -------

HEALTH CARE -- 9.37%
Medtronic, Inc.                                                        2,450,000       127,057      1.48
Wyeth                                                                  1,950,000       111,813      1.30
Endo Pharmaceuticals Holdings Inc.(3)                                  2,500,000        85,575      1.00
Johnson & Johnson                                                      1,225,000        75,484       .88
Cardinal Health, Inc.                                                  1,000,000        70,640       .82
Roche Holding AG(1)                                                      387,000        68,651       .80
Eli Lilly and Co.                                                      1,200,000        67,056       .78
Abbott Laboratories                                                    1,250,000        66,937       .78
Bristol-Myers Squibb Co.                                               2,000,000        63,120       .74
Other securities                                                                        67,761       .79
                                                                                   -----------   -------
                                                                                       804,094      9.37
                                                                                   -----------   -------

INFORMATION TECHNOLOGY -- 9.35%
Microsoft Corp.                                                        6,150,000       181,240      2.11
Nokia Corp. (ADR)                                                      3,360,000        94,450      1.10
International Business Machines Corp.                                    800,000        84,200       .98
Cisco Systems, Inc.(3)                                                 3,000,000        83,550       .98
Hewlett-Packard Co.                                                    1,500,000        66,930       .78
Intel Corp.                                                            2,500,000        59,400       .69
Oracle Corp.(3)                                                        3,000,000        59,130       .69
Other securities                                                                       173,518      2.02
                                                                                   -----------   -------
                                                                                       802,418      9.35
                                                                                   -----------   -------

                                                 American Funds Insurance Series

Asset Allocation Fund

                                                                                      MARKET     PERCENT
                                                                                      VALUE       OF NET
                                                                       SHARES         (000)       ASSETS
                                                                     -----------   -----------   -------
Common stocks
CONSUMER DISCRETIONARY -- 7.21%
Lowe's Companies, Inc.                                                 4,110,000   $   126,136      1.47%
Johnson Controls, Inc.                                                   800,000        92,616      1.08
Best Buy Co., Inc.                                                     1,705,350        79,589       .93
Target Corp.                                                           1,150,000        73,140       .85
Kohl's Corp.(3)                                                          900,000        63,927       .75
Carnival Corp., units                                                  1,200,000        58,524       .68
Other securities                                                                       124,722      1.45
                                                                                   -----------   -------
                                                                                       618,654      7.21
                                                                                   -----------   -------

INDUSTRIALS -- 6.26%
Boeing Co.                                                             1,650,000       158,664      1.85
General Electric Co.                                                   2,225,000        85,173       .99
Deere & Co.                                                              640,000        77,274       .90
Other securities                                                                       216,434      2.52
                                                                                   -----------   -------
                                                                                       537,545      6.26
                                                                                   -----------   -------

MATERIALS -- 5.86%
BHP Billiton Ltd.(1)                                                   4,615,000       137,989      1.61
Newmont Mining Corp.                                                   2,365,000        92,377      1.08
Alcoa Inc.                                                             2,000,000        81,060       .94
Other securities                                                                       191,530      2.23
                                                                                   -----------   -------
                                                                                       502,956      5.86
                                                                                   -----------   -------

CONSUMER STAPLES -- 4.23%
Altria Group, Inc.                                                     2,300,000       161,322      1.88
Coca-Cola Co.                                                          1,500,000        78,465       .91
PepsiCo, Inc.                                                          1,000,000        64,850       .76
C&C Group PLC(1)                                                       4,327,519        58,049       .68
                                                                                   -----------   -------
                                                                                       362,686      4.23
                                                                                   -----------   -------

TELECOMMUNICATION SERVICES -- 2.94%
Vodafone Group PLC(1)                                                 20,000,000        67,242       .78
Sprint Nextel Corp., Series 1                                          3,000,000        62,130       .72
Other securities                                                                       123,533      1.44
                                                                                   -----------   -------
                                                                                       252,905      2.94
                                                                                   -----------   -------

UTILITIES -- 1.35%
Reliant Energy, Inc.(3)                                                3,250,000        87,588      1.02
Other securities                                                                        28,130       .33
                                                                                   -----------   -------
                                                                                       115,718      1.35
                                                                                   -----------   -------

MISCELLANEOUS -- 4.59%
Other common stocks in initial period of
   acquisition                                                                         393,590      4.59
                                                                                   -----------   -------
TOTAL COMMON STOCKS (cost: $4,612,856,000)                                           6,198,493     72.22
                                                                                   -----------   -------

                                                 American Funds Insurance Series

Asset Allocation Fund

                                                                                     MARKET      PERCENT
                                                                                      VALUE       OF NET
                                                                                      (000)       ASSETS
                                                                                  ------------   -------
Preferred stocks -- 0.15%
OTHER -- 0.15%
Other securities                                                                   $    13,239       .15%
                                                                                   -----------   -------
TOTAL PREFERRED STOCKS (cost: $13,196,000)                                              13,239       .15
                                                                                   -----------   -------

Rights & warrants -- 0.00%
OTHER -- 0.00%
Other securities                                                                             0       .00
                                                                                   -----------   -------
TOTAL RIGHTS & WARRANTS (cost: $117,000)                                                     0       .00
                                                                                   -----------   -------

                                                                     PRINCIPAL
                                                                       AMOUNT
                                                                       (000)
                                                                     ----------
Bonds & notes -- 21.70%
MORTGAGE-BACKED OBLIGATIONS(5) -- 6.56%
Fannie Mae, Series 2001-T10, Class A-1,
0%-7.00% 2009-2041                                                   $   183,604       178,102      2.08
Freddie Mac 5.00%-7.50% 2016-2037                                         74,024        73,215       .85
Other securities                                                                       311,520      3.63
                                                                                   -----------   -------
                                                                                       562,837      6.56
                                                                                   -----------   -------

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS &
NOTES -- 5.94%
U.S. Treasury:
   3.875% 2010                                                           164,000       159,106      5.37
   4.875% 2012                                                            95,000        94,889
   3.375%-9.25% 2008-2036                                                193,625       206,574
Fannie Mae 5.25%-6.25% 2012-2029                                          15,375        15,691       .18
Freddie Mac 4.875% 2008                                                    1,170         1,164       .01
Other securities                                                                        31,920       .38
                                                                                   -----------   -------
                                                                                       509,344      5.94
                                                                                   -----------   -------

CONSUMER DISCRETIONARY -- 2.14%
Other securities                                                                       183,303      2.14
FINANCIALS -- 1.65%
Other securities                                                                       141,831      1.65
INDUSTRIALS -- 0.98%
Other securities                                                                        84,377       .98
OTHER -- 4.43%
Cisco Systems, Inc. 5.25% 2011                                             2,375         2,363       .03
Other securities                                                                       378,252      4.40
                                                                                   -----------   -------
                                                                                       380,615      4.43
                                                                                   -----------   -------
TOTAL BONDS & NOTES (cost: $1,885,540,000)                                           1,862,307     21.70
                                                                                   -----------   -------

                                                 American Funds Insurance Series

Asset Allocation Fund


                                                                      PRINCIPAL       MARKET     PERCENT
                                                                        AMOUNT        VALUE       OF NET
                                                                        (000)         (000)       ASSETS
                                                                     -----------   -----------   -------
Short-term securities -- 5.99%
CAFCO, LLC 5.23%-5.26% due 7/12-9/21/2007(2,6)                       $   69,600    $    69,149       .81%
Edison Asset Securitization LLC 5.23%-5.24% due
7/23-8/20/2007(2)                                                        56,000         55,657       .65
Coca-Cola Co. 5.19%-5.23%due 7/16-8/21/2007(2)                           32,700         32,573       .38
IBM Corp. 5.19% due 7/2/2007(2)                                          31,325         31,316       .36
Hewlett-Packard Co. 5.26% due 7/11/2007(2)                               25,000         24,960       .29
Abbott Laboratories 5.21% due 7/9/2007(2)                                20,000         19,974       .23
Fannie Mae 5.11% due 8/22/2007                                            5,400          5,362       .06
Other securities                                                                       275,623      3.21
                                                                                   -----------   -------
TOTAL SHORT-TERM SECURITIES
(cost: $514,586,000)                                                                   514,614      5.99
                                                                                   -----------   -------
TOTAL INVESTMENT SECURITIES
(cost: $7,026,295,000)                                                               8,588,653    100.06
Other assets less liabilities                                                           (5,516)     (.06)
                                                                                   -----------   -------
NET ASSETS                                                                         $ 8,583,137    100.00%
                                                                                   -----------   -------

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holding listed below is shown in the preceding summary investment portfolio. Further details on this holding and related transactions during the six months ended June 30, 2007, appear below.

                                                                                     MARKET VALUE
                                                                          DIVIDEND   OF AFFILIATE
                              BEGINNING                         ENDING     INCOME     AT 6/30/07
COMPANY                         SHARES    PURCHASES   SALES     SHARES      (000)        (000)
-------                       ---------   ---------   -----   ---------   --------   ------------
Rosetta Resources Inc.(2,3)   2,970,000       --        --    2,970,000      --         $63,974

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $756,279,000.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $782,848,000, which represented 9.12% of the net assets of the fund.

(3)  Security did not produce income during the last 12 months.

(4) Represents an affiliated company as defined under the Investment Company Act of 1940.

(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR  = American Depositary Receipts

See Notes to Financial Statements

                                                 American Funds Insurance Series

Financial statements

Statements of assets & liabilities at June 30, 2007

                                                                             GLOBAL
                                                    GLOBAL     GLOBAL         SMALL                                      NEW
                                                  DISCOVERY    GROWTH    CAPITALIZATION     GROWTH    INTERNATIONAL     WORLD
                                                     FUND       FUND          FUND           FUND          FUND          FUND
                                                  ---------  ----------  --------------  -----------  -------------  -----------
ASSETS:
Investment securities at market:
   Unaffiliated issuers                            $218,924  $5,081,133   $  3,945,502   $28,713,203   $10,487,649   $ 1,627,811
   Affiliated issuers                                    --          --         92,915       679,740            --            --
Cash denominated in non-U.S. currencies                  10         319         17,360         9,654         1,665            --
Cash                                                     90         152            153           134            68           218
Receivables for:
   Sales of investments                                 948       1,620         11,925       744,535         3,615        14,861
   Sales of fund's shares                               314       6,351          2,611         6,222         3,272         2,344
   Open forward currency contracts                       --          --             --            --            --            --
   Closed forward currency contracts                     --          --             --            --            --            --
   Dividends and interest                               120       7,751          1,811        19,061        13,682         6,244
Other assets                                             --          --            551            --            --            --
                                                   --------  ----------   ------------   -----------   -----------   -----------
                                                    220,406   5,097,326      4,072,828    30,172,549    10,509,951     1,651,478
                                                   --------  ----------   ------------   -----------   -----------   -----------
LIABILITIES:
Payables for:
   Purchases of investments                             664      39,358         29,294       425,993        75,352         5,781
   Repurchases of fund's shares                           1         271          1,317        39,928        15,458             7
   Open forward currency contracts                       --          --             --            --            --            --
   Closed forward currency contracts                     --          --             --            --            --            --
   Investment advisory services                          94       1,966          2,055         7,001         3,743           913
   Distribution services                                 38         957            757         5,051         1,761           300
   Deferred trustees' compensation                        1          57             32           831           365            11
   Other                                                  2       1,433            399           435         4,148         1,434
                                                   --------  ----------   ------------   -----------   -----------   -----------
                                                        800      44,042         33,854       479,239       100,827         8,446
                                                   --------  ----------   ------------   -----------   -----------   -----------
NET ASSETS AT JUNE 30, 2007
   (total: $102,121,028)                           $219,606  $5,053,284   $  4,038,974   $29,693,310   $10,409,124   $ 1,643,032
                                                   ========  ==========   ============   ===========   ===========   ===========
Investment securities at cost:
   Unaffiliated issuers                            $177,018  $3,955,292   $  2,708,496   $22,116,483   $ 7,839,744   $ 1,140,525
                                                   ========  ==========   ============   ===========   ===========   ===========
   Affiliated issuers                                    --          --   $     81,727   $   533,006            --            --
                                                   ========  ==========   ============   ===========   ===========   ===========
Cash denominated in non-U.S. currencies at cost    $     10  $      319   $     17,277   $     9,654   $     1,665            --
                                                   ========  ==========   ============   ===========   ===========   ===========

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest   $171,811  $3,707,432   $  2,671,778   $21,142,040   $ 6,885,580   $ 1,095,052
Undistributed (distributions in excess of)
   net investment income                              1,185      45,001        (61,758)      101,777       101,284         2,869
Undistributed (accumulated) net realized gain
   (loss)                                             4,704     176,303        180,992     1,706,842       778,302        59,150
Net unrealized appreciation (depreciation)           41,906   1,124,548      1,247,962     6,742,651     2,643,958       485,961
                                                   --------  ----------   ------------   -----------   -----------   -----------
NET ASSETS AT JUNE 30, 2007                        $219,606  $5,053,284   $  4,038,974   $29,693,310   $10,409,124   $ 1,643,032
                                                   ========  ==========   ============   ===========   ===========   ===========
Shares of beneficial interest issued and
   outstanding -- unlimited shares authorized:
Class 1:
   Net assets (total: $15,848,608)                 $ 31,239  $  367,353   $    295,812   $ 5,043,419   $ 1,720,001   $   150,814
Shares outstanding                                    2,209      15,011         10,786        75,690        72,885         6,531
Net asset value per share                          $  14.14  $    24.47   $      27.43   $     66.63   $     23.60   $     23.09
Class 2:
   Net assets
   (total: $ 85,085,936)                           $188,367  $4,685,931   $  3,743,162   $24,198,165   $ 8,564,874   $ 1,492,218
Shares outstanding                                   13,391     192,659        137,841       366,150       364,422        65,121
Net asset value per share                          $  14.07  $    24.32   $      27.16   $     66.09   $     23.50   $     22.91
Class 3:
   Net assets
   (total: $ 1,186,484)                                  --          --             --   $   451,726   $   124,249            --
Shares outstanding                                       --          --             --         6,785         5,271            --
Net asset value per share                                --          --             --   $     66.57   $     23.57            --

*    Amount less than one thousand.

See Notes to Financial Statements

                                                 American Funds Insurance Series

                                                                       UNAUDITED
                     (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER-SHARE AMOUNTS)

                                                                                          U.S.
 BLUE CHIP                                                                   HIGH-     GOVERNMENT/
INCOME AND  GLOBAL GROWTH    GROWTH-       ASSET                 GLOBAL     INCOME     AAA-RATED      CASH
  GROWTH      AND INCOME      INCOME    ALLOCATION     BOND       BOND       BOND      SECURITIES  MANAGEMENT
   FUND          FUND         FUND        FUND         FUND       FUND       FUND         FUND         FUND
----------  -------------  -----------  ----------  ----------  --------  ----------  -----------  ----------


$4,537,888    $1,348,157   $29,616,961  $8,524,679  $4,302,112  $122,490  $1,285,168    $727,229    $504,885
        --            --            --      63,974          --        --          --          --          --
        --           168             6          --          --        --          --          --          --
       116           184            87           5          21       107         120          41         177

        --         6,644        41,549      36,143      22,416     4,043       9,936      37,577          --
     2,221         9,203         9,098      12,483      38,632     1,798       1,936       1,399       1,954
        --            --            --          --       1,318        67          --          --          --
        --            --            --          --         256       126          --          --          --
     3,505         5,072        21,210      32,220      53,670     1,877      21,804       5,668          66
        --            --            --          --          --        --          --          --          --
----------    ----------   -----------  ----------  ----------  --------  ----------    --------    --------
 4,543,730     1,369,428    29,688,911   8,669,504   4,418,425   130,508   1,318,964     771,914     507,082
----------    ----------   -----------  ----------  ----------  --------  ----------    --------    --------


     3,396         3,087        59,085      82,301      63,137    10,367      10,432      80,615          --
       347            --        16,848         375         111        --         525         103       1,435
        --            --            --           3          77        21          38          --          --
        --            --            --          --          --        18          --          --          --
     1,393           610         5,717       1,951       1,255        47         460         230         114
       904           254         4,883       1,486         817        19         207          97          77
        34             1           952         221          47        --*         89          72          36
        --*           19            49          30          91         2         283          --*         --*
----------    ----------   -----------  ----------  ----------  --------  ----------    --------    --------
     6,074         3,971        87,534      86,367      65,535    10,474      12,034      81,117       1,662
----------    ----------   -----------  ----------  ----------  --------  ----------    --------    --------

$4,537,656    $1,365,457   $29,601,377  $8,583,137  $4,352,890  $120,034  $1,306,930    $690,797    $505,420
==========    ==========   ===========  ==========  ==========  ========  ==========    ========    ========

$3,633,438    $1,255,091   $22,751,617  $6,977,814  $4,302,661  $123,100  $1,255,648    $735,529    $504,868
==========    ==========   ===========  ==========  ==========  ========  ==========    ========    ========
        --            --            --  $   48,481          --        --          --          --          --
==========    ==========   ===========  ==========  ==========  ========  ==========    ========    ========
        --    $      167   $         6          --          --        --          --          --          --
==========    ==========   ===========  ==========  ==========  ========  ==========    ========    ========


$3,500,920    $1,231,835   $22,030,293  $6,701,850  $4,248,095  $119,064  $1,364,467    $693,703    $495,347

    36,090        13,156       242,063     101,447     102,874     1,436      41,251      15,382      10,060

    96,196        27,370       463,623     217,440       1,155        95    (128,283)     (9,988)         (4)
   904,450        93,096     6,865,398   1,562,400         766      (561)     29,495      (8,300)         17
----------    ----------   -----------  ----------  ----------  --------  ----------    --------    --------
$4,537,656    $1,365,457   $29,601,377  $8,583,137  $4,352,890  $120,034  $1,306,930    $690,797    $505,420
==========    ==========   ===========  ==========  ==========  ========  ==========    ========    ========



$  163,056    $   69,790   $ 5,759,327  $1,333,399  $  287,974  $ 17,269  $  294,303    $207,611    $107,241
    13,251         5,886       129,849      69,847      25,277     1,663      23,320      18,099       9,306
$    12.30    $    11.86   $     44.35  $    19.09  $    11.39  $  10.38  $    12.62    $  11.47    $  11.52


$4,374,600    $1,295,667   $23,388,612  $7,173,295  $4,064,916  $102,765  $  981,540    $453,524    $378,300
   358,273       109,542       530,953     378,481     360,191     9,915      78,436      39,796      32,985
$    12.21    $    11.83   $     44.05  $    18.95  $    11.29  $  10.36  $    12.51    $  11.40    $  11.47


        --            --   $   453,438  $   76,443          --        --  $   31,087    $ 29,662    $ 19,879
        --            --        10,232       4,008          --        --       2,464       2,586       1,726
        --            --   $     44.32  $    19.07          --        --  $    12.62    $  11.47    $  11.52


                                                 American Funds Insurance Series

Statements of operations for the six months ended June 30, 2007

                                                                              GLOBAL
                                                        GLOBAL    GLOBAL       SMALL                                    NEW
                                                      DISCOVERY   GROWTH   CAPITALIZATION    GROWTH    INTERNATIONAL   WORLD
                                                         FUND      FUND         FUND          FUND         FUND         FUND
                                                      ---------  --------  --------------  ----------  -------------  --------
INVESTMENT INCOME:
Income (net of non-U.S. taxes)(1,2):
   Dividends                                          $ 1,455    $ 48,052     $ 15,595     $  149,514   $  125,644    $ 15,215
   Interest                                               702      16,366        4,849         30,777       11,337       6,820
                                                      -------    --------     --------     ----------   ----------    --------
                                                        2,157      64,418       20,444        180,291      136,981      22,035
                                                      -------    --------     --------     ----------   ----------    --------
Fees and expenses(3):
   Investment advisory services                           579      12,312       12,328         44,808       23,472       5,559
   Distribution services -- Class 2                       212       5,380        4,041         29,537        9,701       1,619
   Distribution services -- Class 3                        --          --           --            400          109          --
   Transfer agent services                                 --(4)        2            1              9            3           1
   Reports to shareholders                                  3          76           57            464          157          23
   Registration statement and prospectus                    1          30           23            188           63           9
   Postage, stationery and supplies                         1          27           20            170           57           8
   Trustees' compensation                                   1          23           16            195           75           6
   Auditing and legal                                       4          13           19             47           23          15
   Custodian                                               11         305          408            403        1,066         322
   State and local taxes                                    2          42           31            258           86          13
   Other                                                    2          13           23             47           31          16
                                                      -------    --------     --------     ----------   ----------    --------
   Total fees and expenses before waiver                  816      18,223       16,967         76,526       34,843       7,591
   Less waiver of fees and expenses:
      Investment advisory services                         58       1,232        1,233          4,481        2,347         556
                                                      -------    --------     --------     ----------   ----------    --------
   Total fees and expenses after waiver                   758      16,991       15,734         72,045       32,496       7,035
                                                      -------    --------     --------     ----------   ----------    --------
Net investment income                                   1,399      47,427        4,710        108,246      104,485      15,000
                                                      -------    --------     --------     ----------   ----------    --------
NET REALIZED GAIN (LOSS) AND UNREALIZED
   APPRECIATION (DEPRECIATION) ON INVESTMENTS
   AND NON-U.S. CURRENCY:
Net realized gain (loss) on:
   Investments (2)                                      4,775     177,518      182,958      1,713,818      776,623      59,773
   Non-U.S. currency transactions                          (3)         84         (684)        (1,347)       3,553        (281)
                                                      -------    --------     --------     ----------   ----------    --------
                                                        4,772     177,602      182,274      1,712,471      780,176      59,492
                                                      -------    --------     --------     ----------   ----------    --------
Net unrealized appreciation (depreciation) on:
   Investments                                         11,688     223,934      493,089      1,058,875      269,400     142,135
   Non-U.S. currency translations                          (6)         56           99           (702)         (55)         13
                                                      -------    --------     --------     ----------   ----------    --------
                                                       11,682     223,990      493,188      1,058,173      269,345     142,148
                                                      -------    --------     --------     ----------   ----------    --------
Net realized gain (loss) and unrealized
   appreciation (depreciation) on investments
   and non-U.S. currency                               16,454     401,592      675,462      2,770,644    1,049,521     201,640
                                                      -------    --------     --------     ----------   ----------    --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $17,853    $449,019     $680,172     $2,878,890   $1,154,006    $216,640
                                                      =======    ========     ========     ==========   ==========    ========

(1) Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.

(2) Additional information related to affiliated transactions is included in the Notes to Financial Statements.

(3) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

(4)  Amount less than one thousand.

See Notes to Financial Statements

                                                 American Funds Insurance Series

                                                                       UNAUDITED
                                                          (DOLLARS IN THOUSANDS)

                                                                                       U.S.
 BLUE CHIP                                                               HIGH-     GOVERNMENT/
INCOME AND  GLOBAL GROWTH    GROWTH-      ASSET              GLOBAL      INCOME     AAA-RATED      CASH
  GROWTH      AND INCOME     INCOME    ALLOCATION    BOND     BOND        BOND      SECURITIES  MANAGEMENT
   FUND          FUND         FUND        FUND       FUND     FUND        FUND        FUND         FUND
----------  -------------  ----------  ----------  --------  ------     ---------  -----------  ----------

 $ 40,807      $13,950     $  219,889   $ 50,712   $    834  $   --     $   880    $    --      $    --
    9,423        4,054         88,472     71,785    115,823   1,696      46,190     17,570       11,284
 --------      -------     ----------   --------   --------  ------     -------    -------      -------
   50,230       18,004        308,361    122,497    116,657   1,696      47,070     17,570       11,284
 --------      -------     ----------   --------   --------  ------     -------    -------      -------

    8,896        3,449         36,638     12,385      7,911     192       2,942      1,512          682
    5,158        1,179         28,866      8,371      4,609      67       1,138        532          387
       --           --            406         68         --      --          30         28           16
        1           --(4)           9          2          1      --(4)       --(4)      --(4)        --(4)
       71           15            460        130         64       1          20         11            7
       29            6            187         53         26      --(4)        9          5            3
       26            5            169         47         23      --(4)        7          4            2
       19            3            207         53         20      --(4)       14         10            5
        6            3             43         11          5       3           2          1           --(4)
        5           77            250         62        107       8           8          2           --(4)
       39            8            256         73         37      --(4)       12          6            4
        7            5             48         17         10       2           2          2            1
 --------      -------     ----------   --------   --------  ------     -------    -------      -------
   14,257        4,750         67,539     21,272     12,813     273       4,184      2,113        1,107
 --------      -------     ----------   --------   --------  ------     -------    -------      -------

      890          532          3,664      1,238        791      19         294        151           68
 --------      -------     ----------   --------   --------  ------     -------    -------      -------
   13,367        4,218         63,875     20,034     12,022     254       3,890      1,962        1,039
 --------      -------     ----------   --------   --------  ------     -------    -------      -------
   36,863       13,786        244,486    102,463    104,635   1,442      43,180     15,608       10,245
 --------      -------     ----------   --------   --------  ------     -------    -------      -------




   99,732       27,835        488,527    222,734      6,013     (50)      4,279       (740)          --(4)
       --         (228)           439       (327)     1,144     149        (182)        --           --
 --------      -------     ----------   --------   --------  ------     -------    -------      -------
   99,732       27,607        488,966    222,407      7,157      99       4,097       (740)          --(4)
 --------      -------     ----------   --------   --------  ------     -------    -------      -------

  168,760       42,571      1,467,557    277,131    (54,912)   (715)     (4,604)    (9,256)           6
       --           17           (247)       206        979      60          69         --           --
 --------      -------     ----------   --------   --------  ------     -------    -------      -------
  168,760       42,588      1,467,310    277,337    (53,933)   (655)     (4,535)    (9,256)           6
 --------      -------     ----------   --------   --------  ------     -------    -------      -------


  268,492       70,195      1,956,276    499,744    (46,776)   (556)       (438)    (9,996)           6
 --------      -------     ----------   --------   --------  ------     -------    -------      -------
 $305,355      $83,981     $2,200,762   $602,207   $ 57,859  $  886     $42,742    $ 5,612      $10,251
 ========      =======     ==========   ========   ========  ======     =======    =======      =======

                                                 American Funds Insurance Series

Statements of changes in net assets


                                                             GLOBAL DISCOVERY FUND          GLOBAL GROWTH FUND
                                                         ----------------------------  ----------------------------
                                                           SIX MONTHS     YEAR ENDED     SIX MONTHS     YEAR ENDED
                                                         ENDED JUNE 30,  DECEMBER 31,  ENDED JUNE 30,  DECEMBER 31,
                                                             2007(1)         2006          2007(1)         2006
                                                         --------------  ------------  --------------  ------------
OPERATIONS:
Net investment income                                       $  1,399       $  1,365      $   47,427     $   59,518
Net realized gain on investments and non-U.S. currency
   transactions                                                4,772          7,701         177,602        267,086
Net unrealized appreciation on investments and non-U.S.
   currency translations                                      11,682         14,780         223,990        325,522
                                                            --------       --------      ----------     ----------
   Net increase in net assets resulting from operations       17,853         23,846         449,019        652,126
                                                            --------       --------      ----------     ----------
DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
Dividends from net investment income and non-U.S.
   currency gain:
      Class 1                                                     (7)          (271)         (4,843)        (2,252)
      Class 2                                                    (39)        (1,137)        (55,876)       (27,641)
      Class 3                                                     --             --              --             --
                                                            --------       --------      ----------     ----------
         Total dividends from net investment income and
            non-U.S. currency gains                              (46)        (1,408)        (60,719)       (29,893)
                                                            --------       --------      ----------     ----------
Distributions from net realized gain on investments:
   Short-term net realized gains:
      Class 1                                                   (190)          (558)         (1,007)            --
      Class 2                                                 (1,133)        (2,896)        (13,287)            --
      Class 3                                                     --             --              --             --
   Long-term net realized gains:
      Class 1                                                   (103)          (465)        (13,121)            --
      Class 2                                                   (620)        (2,418)       (173,088)            --
      Class 3                                                     --             --              --             --
                                                            --------       --------      ----------     ----------
         Total distributions from net realized gain on
            investments                                       (2,046)        (6,337)       (200,503)            --
                                                            --------       --------      ----------     ----------
   Total dividends and distributions paid to
      shareholders                                            (2,092)        (7,745)       (261,222)       (29,893)
                                                            --------       --------      ----------     ----------
CAPITAL SHARE TRANSACTIONS:
   Class 1:
      Proceeds from shares sold                                2,508          3,836          82,888         53,477
      Proceeds from reinvestment of dividends and
         distributions                                           300          1,294          18,971          2,252
      Cost of shares repurchased                              (2,362)        (2,250)        (23,294)       (25,878)
                                                            --------       --------      ----------     ----------
         Net increase from Class 1 transactions                  446          2,880          78,565         29,851
                                                            --------       --------      ----------     ----------
   Class 2:
      Proceeds from shares sold                               28,689         46,346         304,377        844,863
      Proceeds from reinvestment of dividends and
         distributions                                         1,792          6,451         242,251         27,641
      Cost of shares repurchased                              (5,821)        (4,507)        (52,922)       (54,850)
                                                            --------       --------      ----------     ----------
         Net increase from Class 2 transactions               24,660         48,290         493,706        817,654
                                                            --------       --------      ----------     ----------
   Class 3:
      Proceeds from shares sold                                   --             --              --             --
      Proceeds from reinvestment of dividends and
         distributions                                            --             --              --             --
      Cost of shares repurchased                                  --             --              --             --
                                                            --------       --------      ----------     ----------
   Net (decrease) from Class 3 transactions                       --             --              --             --
                                                            --------       --------      ----------     ----------
Net increase in net assets resulting from capital share
   transactions                                               25,106         51,170         572,271        847,505
                                                            --------       --------      ----------     ----------
TOTAL INCREASE IN NET ASSETS                                  40,867         67,271         760,068      1,469,738
NET ASSETS:
Beginning of period                                          178,739        111,468       4,293,216      2,823,478
                                                            --------       --------      ----------     ----------
End of period                                               $219,606       $178,739      $5,053,284     $4,293,216
                                                            ========       ========      ==========     ==========
Undistributed (distributions in excess of) net
   investment income                                        $  1,185       $   (168)     $   45,001     $   58,293
                                                            ========       ========      ==========     ==========
SHARES OF BENEFICIAL INTEREST:
   Class 1:
      Shares sold                                                186            309           3,338          2,469
      Shares issued on reinvestment of dividends and
         distributions                                            21            101             769            113
      Shares repurchased                                        (172)          (186)           (959)        (1,224)
                                                            --------       --------      ----------     ----------
         Net increase (decrease) in shares outstanding            35            224           3,148          1,358
                                                            ========       ========      ==========     ==========
   Class 2:
      Shares sold                                              2,123          3,786          12,569         39,535
      Shares issued on reinvestment of dividends and
         distributions                                           127            502           9,884          1,402
      Shares repurchased                                        (430)          (376)         (2,197)        (2,587)
                                                            --------       --------      ----------     ----------
         Net increase in shares outstanding                    1,820          3,912          20,256         38,350
                                                            ========       ========      ==========     ==========
   Class 3:
      Shares sold                                                 --             --              --             --
      Shares issued on reinvestment of dividends and
         distributions                                            --             --              --             --
      Shares repurchased                                          --             --              --             --
                                                            --------       --------      ----------     ----------
         Net (decrease) in shares outstanding                     --             --              --             --
                                                            ========       ========      ==========     ==========

(1)  Unaudited.

See Notes to Financial Statements

                                                 American Funds Insurance Series

                                               (DOLLARS AND SHARES IN THOUSANDS)


GLOBAL SMALL CAPITALIZATION FUND          GROWTH FUND                INTERNATIONAL FUND
--------------------------------  ----------------------------  ----------------------------
    SIX MONTHS    YEAR ENDED        SIX MONTHS     YEAR ENDED     SIX MONTHS     YEAR ENDED
  ENDED JUNE 30,  DECEMBER 31,    ENDED JUNE 30,  DECEMBER 31,  ENDED JUNE 30,  DECEMBER 31,
     2007(1)          2006           2007(1)          2006          2007(1)         2006
  --------------  ------------    --------------  ------------  --------------  ------------

    $    4,710     $   17,133      $   108,246    $   228,628    $   104,485     $  137,525

       182,274        299,107        1,712,471      1,980,628        780,176        500,368

       493,188        253,788        1,058,173        227,023        269,345        722,497
    ----------     ----------      -----------    -----------    -----------     ----------
       680,172        570,028        2,878,890      2,436,279      1,154,006      1,360,390
    ----------     ----------      -----------    -----------    -----------     ----------



        (5,382)        (1,490)         (10,023)       (34,631)        (3,559)       (28,625)
       (62,809)       (11,446)         (38,929)      (174,167)       (14,868)      (108,664)
            --             --             (763)        (3,616)          (223)        (1,878)
    ----------     ----------      -----------    -----------    -----------     ----------

       (68,191)       (12,936)         (49,715)      (212,414)       (18,650)      (139,167)
    ----------     ----------      -----------    -----------    -----------     ----------


        (5,129)          (538)         (23,434)            --        (13,679)            --
       (65,805)        (5,511)        (113,371)            --        (67,770)            --
            --             --           (2,111)            --           (991)            --

       (15,875)       (11,953)        (310,646)       (21,900)       (67,908)       (14,699)
      (203,660)      (122,408)      (1,502,851)      (127,584)      (336,431)       (54,210)
            --             --          (27,987)        (2,908)        (4,920)        (1,054)
    ----------     ----------      -----------    -----------    -----------     ----------

      (290,469)      (140,410)      (1,980,400)      (152,392)      (491,699)       (69,963)
    ----------     ----------      -----------    -----------    -----------     ----------

      (358,660)      (153,346)      (2,030,115)      (364,806)      (510,349)      (209,130)
    ----------     ----------      -----------    -----------    -----------     ----------


        19,429         24,884        1,998,363         75,477          1,007          6,333

        26,386         13,981          344,103         56,531         85,146         43,324
       (21,345)       (61,177)        (889,532)      (634,730)      (130,505)      (240,979)
    ----------     ----------      -----------    -----------    -----------     ----------
        24,470        (22,312)       1,452,934       (502,722)       (44,352)      (191,322)
    ----------     ----------      -----------    -----------    -----------     ----------

       279,251        605,175        1,037,734      3,219,737        529,715      1,576,966

       332,274        139,365        1,655,151        301,751        419,070        162,874
       (92,981)      (172,814)      (2,363,836)      (477,546)      (162,615)      (163,789)
    ----------     ----------      -----------    -----------    -----------     ----------
       518,544        571,726          329,049      3,043,942        786,170      1,576,051
    ----------     ----------      -----------    -----------    -----------     ----------

            --             --            2,140          6,187          1,483          7,615

            --             --           30,861          6,524          6,133          2,931
            --             --          (46,906)       (99,810)       (12,199)       (23,044)
    ----------     ----------      -----------    -----------    -----------     ----------
            --             --          (13,905)       (87,099)        (4,583)       (12,498)
    ----------     ----------      -----------    -----------    -----------     ----------

       543,014        549,414        1,768,078      2,454,121        737,235      1,372,231
    ----------     ----------      -----------    -----------    -----------     ----------
       864,526        966,096        2,616,853      4,525,594      1,380,892      2,523,491

     3,174,448      2,208,352       27,076,457     22,550,863      9,028,232      6,504,741
    ----------     ----------      -----------    -----------    -----------     ----------
    $4,038,974     $3,174,448      $29,693,310    $27,076,457    $10,409,124     $9,028,232
    ==========     ==========      ===========    ===========    ===========     ==========

    $  (61,758)    $    1,723      $   101,777    $    43,246    $   101,284     $   15,449
    ==========     ==========      ===========    ===========    ===========     ==========


           707          1,070           29,258          1,227             44            313

           957            668            5,094            924          3,601          2,124
          (801)        (2,682)         (12,971)       (10,324)        (5,659)       (11,857)
    ----------     ----------      -----------    -----------    -----------     ----------
           863           (944)          21,381         (8,173)        (2,014)        (9,420)
    ==========     ==========      ===========    ===========    ===========     ==========

        10,394         26,182           15,650         52,766         23,020         77,838

        12,176          6,710           24,700          4,975         17,795          7,986
        (3,563)        (7,671)         (35,047)        (7,881)        (7,246)        (8,194)
    ----------     ----------      -----------    -----------    -----------     ----------
        19,007         25,221            5,303         49,860         33,569         77,630
    ==========     ==========      ===========    ===========    ===========     ==========

            --             --               33            100             66            375

            --             --              457            107            260            144
            --             --             (698)        (1,629)          (529)        (1,144)
    ----------     ----------      -----------    -----------    -----------     ----------
            --             --             (208)        (1,422)          (203)          (625)
    ==========     ==========      ===========    ===========    ===========     ==========

                                   BLUE CHIP INCOME
       NEW WORLD FUND               AND GROWTH FUND
----------------------------  ----------------------------
  SIX MONTHS     YEAR ENDED     SIX MONTHS     YEAR ENDED
ENDED JUNE 30,  DECEMBER 31,  ENDED JUNE 30,  DECEMBER 31,
    2007(1)         2006          2007(1)         2006
--------------  ------------  --------------  ------------

  $   15,000     $   19,941     $   36,863     $   53,818

      59,492        101,979         99,732        136,955

     142,148        163,011        168,760        388,512
  ----------     ----------     ----------     ----------
     216,640        284,931        305,355        579,285
  ----------     ----------     ----------     ----------



      (2,321)        (1,693)        (2,254)        (1,925)
     (20,737)       (13,873)       (51,829)       (39,240)
          --             --             --             --
  ----------     ----------     ----------     ----------

     (23,058)       (15,566)       (54,083)       (41,165)
  ----------     ----------     ----------     ----------


      (2,014)            --         (1,063)          (613)
     (19,962)            --        (28,489)       (14,642)
          --             --             --             --

      (7,335)          (777)        (3,868)        (6,818)
     (72,699)        (6,937)      (103,658)      (162,814)
          --             --             --             --
  ----------     ----------     ----------     ----------

    (102,010)        (7,714)      (137,078)      (184,887)
  ----------     ----------     ----------     ----------

    (125,068)       (23,280)      (191,161)      (226,052)
  ----------     ----------     ----------     ----------


      21,140         29,547          4,811         15,459

      11,670          2,470          7,184          9,356
     (15,970)       (21,658)       (12,355)       (14,648)
  ----------     ----------     ----------     ----------
      16,840         10,359           (360)        10,167
  ----------     ----------     ----------     ----------

     156,681        293,407        239,303        482,725

     113,398         20,810        183,977        216,696
     (36,226)       (50,811)       (95,819)      (130,490)
  ----------     ----------     ----------     ----------
     233,853        263,406        327,461        568,931
  ----------     ----------     ----------     ----------

          --             --             --             --

          --             --             --             --
          --             --             --             --
  ----------     ----------     ----------     ----------
          --             --             --             --
  ----------     ----------     ----------     ----------

     250,693        273,765        327,101        579,098
  ----------     ----------     ----------     ----------
     342,265        535,416        441,295        932,331

   1,300,767        765,351      4,096,361      3,164,030
  ----------     ----------     ----------     ----------
  $1,643,032     $1,300,767     $4,537,656     $4,096,361
  ==========     ==========     ==========     ==========

  $    2,869     $   10,927     $   36,090     $   53,310
  ==========     ==========     ==========     ==========


         911          1,569            386          1,362

         506            146            574            895
        (719)        (1,184)        (1,005)        (1,308)
  ----------     ----------     ----------     ----------
         698            531            (45)           949
  ==========     ==========     ==========     ==========

       6,921         15,627         19,563         42,906

       4,954          1,238         14,825         20,876
      (1,670)        (2,831)        (7,829)       (11,663)
  ----------     ----------     ----------     ----------
      10,205         14,034         26,559         52,119
  ==========     ==========     ==========     ==========

          --             --             --             --

          --             --             --             --
          --             --             --             --
  ----------     ----------     ----------     ----------
          --             --             --             --
  ==========     ==========     ==========     ==========

                                                 American Funds Insurance Series

Statements of changes in net assets

                                                         GLOBAL GROWTH
                                                        AND INCOME FUND           GROWTH-INCOME FUND        ASSET ALLOCATION FUND
                                                   -------------------------  --------------------------  -------------------------
                                                    SIX MONTHS  PERIOD ENDED   SIX MONTHS    YEAR ENDED    SIX MONTHS   YEAR ENDED
                                                    ENDED JUNE    DECEMBER     ENDED JUNE     DECEMBER     ENDED JUNE    DECEMBER
                                                   30, 2007(1)   31, 2006(2)   30, 2007(1)    31, 2006    30, 2007(1)    31, 2006
                                                   -----------  ------------  ------------  ------------  -----------  ------------
OPERATIONS:
Net investment income                              $   13,786     $  3,148    $   244,486   $   411,852   $  102,463   $  164,993
Net realized gain (loss) on investments and
   non-U.S. currency transactions                      27,607        3,716        488,966       926,245      222,407      275,335
Net unrealized appreciation (depreciation) on
   investments and non-U.S. currency translations      42,588       50,508      1,467,310     2,133,468      277,337      488,795
                                                   ----------     --------    -----------   -----------   ----------   ----------
   Net increase in net assets resulting from
      operations                                       83,981       57,372      2,200,762     3,471,565      602,207      929,123
                                                   ----------     --------    -----------   -----------   ----------   ----------
DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
Dividends from net investment income and
   non-U.S. currency gains:
      Class 1                                             (12)        (271)       (17,187)      (63,674)      (4,987)     (24,341)
      Class 2                                            (210)      (3,240)       (61,012)     (327,704)     (25,137)    (132,041)
      Class 3                                              --           --         (1,224)       (6,935)        (270)      (1,651)
                                                   ----------     --------    -----------   -----------   ----------   ----------
         Total dividends from net investment
            income and non-U.S. currency gains           (222)      (3,511)       (79,423)     (398,313)     (30,394)    (158,033)
                                                   ----------     --------    -----------   -----------   ----------   ----------
Distributions from net realized gain on
   investments:
   Short-term net realized gains:
      Class 1                                            (207)          --        (17,061)       (3,880)      (5,053)          --
      Class 2                                          (3,791)          --        (69,727)      (20,518)     (28,051)          --
      Class 3                                              --           --         (1,354)         (474)        (297)          --
   Long-term net realized gains:
      Class 1                                              --           --       (164,342)      (84,523)     (36,748)     (11,851)
      Class 2                                              --           --       (671,642)     (447,010)    (204,006)     (72,811)
      Class 3                                              --           --        (13,040)      (10,336)      (2,162)      (1,004)
                                                   ----------     --------    -----------   -----------   ----------   ----------
         Total distributions from net realized
            gain on investments                        (3,998)          --       (937,166)     (566,741)    (276,317)     (85,666)
                                                   ----------     --------    -----------   -----------   ----------   ----------
   Total dividends and distributions paid to
      shareholders                                     (4,220)      (3,511)    (1,016,589)     (965,054)    (306,711)    (243,699)
                                                   ----------     --------    -----------   -----------   ----------   ----------
CAPITAL SHARE TRANSACTIONS:
   Class 1:
      Proceeds from initial capitalization                 --       10,000             --            --           --           --
      Proceeds from shares sold                        21,821       30,969      1,955,267         3,828      218,524      169,379
      Proceeds from reinvestment of dividends and
         distributions                                    219          271        198,590       152,077       46,788       36,192
      Cost of shares repurchased                       (1,787)         (74)      (303,207)     (608,513)     (53,016)    (102,082)
                                                   ----------     --------    -----------   -----------   ----------   ----------
         Net increase (decrease) from Class 1
            transactions                               20,253       41,166      1,850,650      (452,608)     212,296      103,489
                                                   ----------     --------    -----------   -----------   ----------   ----------
   Class 2:
      Proceeds from shares sold                       579,458      585,540      1,018,813     2,849,467      367,011      777,608
      Proceeds from reinvestment of dividends and
         distributions                                  4,001        3,240        802,381       795,232      257,194      204,852
      Cost of shares repurchased                         (609)      (1,214)    (2,135,238)     (636,700)     (63,705)    (321,253)
                                                   ----------     --------    -----------   -----------   ----------   ----------
         Net increase (decrease) from Class 2
            transactions                              582,850      587,566       (314,044)    3,007,999      560,500      661,207
                                                   ----------     --------    -----------   -----------   ----------   ----------
   Class 3:
      Proceeds from shares sold                            --           --            254         1,254        2,148        3,176
      Proceeds from reinvestment of dividends and
         distributions                                     --           --         15,618        17,745        2,729        2,655
      Cost of shares repurchased                           --           --        (40,128)      (80,096)      (7,498)     (13,663)
                                                   ----------     --------    -----------   -----------   ----------   ----------
         Net (decrease) increase from Class 3
            transactions                                   --           --        (24,256)      (61,097)      (2,621)      (7,832)
                                                   ----------     --------    -----------   -----------   ----------   ----------
   Net increase in net assets resulting from
      capital share transactions                      603,103      628,732      1,512,350     2,494,294      770,175      756,864
                                                   ----------     --------    -----------   -----------   ----------   ----------
TOTAL INCREASE IN NET ASSETS                          682,864      682,593      2,696,523     5,000,805    1,065,671    1,442,288
NET ASSETS:
Beginning of period                                   682,593           --     26,904,854    21,904,049    7,517,466    6,075,178
                                                   ----------     --------    -----------   -----------   ----------   ----------
End of period                                      $1,365,457     $682,593    $29,601,377   $26,904,854   $8,583,137   $7,517,466
                                                   ==========     ========    ===========   ===========   ==========   ==========
Undistributed (distributions in excess of) net
   investment income                               $   13,156     $   (408)   $   242,063   $    77,000   $  101,447   $   29,378
                                                   ==========     ========    ===========   ===========   ==========   ==========
SHARES OF BENEFICIAL INTEREST:
   Class 1:
      Shares issued from initial capitalization            --        1,000             --            --           --           --
      Shares sold                                       1,925        3,083         43,748            93       11,361        9,512
      Shares issued on reinvestment of dividends
         and distributions                                 18           25          4,425         3,862        2,418        2,052
      Shares repurchased                                 (158)          (7)        (6,907)      (15,201)      (2,794)      (5,805)
                                                   ----------     --------    -----------   -----------   ----------   ----------
         Net increase (decrease) in shares
            outstanding                                 1,785        4,101         41,266       (11,246)      10,985        5,759
                                                   ==========     ========    ===========   ===========   ==========   ==========
   Class 2:
      Shares sold                                      51,137       57,949         23,468        71,465       19,515       44,538
      Shares issued on reinvestment of dividends
         and distributions                                336          298         17,999        20,312       13,389       11,718
      Shares repurchased                                  (52)        (126)       (48,302)      (15,943)      (3,390)     (18,153)
                                                   ----------     --------    -----------   -----------   ----------   ----------
         Net increase (decrease) in shares
            outstanding                                51,421       58,121         (6,835)       75,834       29,514       38,103
                                                   ==========     ========    ===========   ===========   ==========   ==========
   Class 3:
      Shares sold                                          --           --              6            31          113          183
      Shares issued on reinvestment of dividends
         and distributions                                 --           --            348           452          141          151
      Shares repurchased                                   --           --           (913)       (2,004)        (393)        (776)
                                                   ----------     --------    -----------   -----------   ----------   ----------
         Net (decrease) increase in shares
            outstanding                                    --           --           (559)       (1,521)        (139)        (442)
                                                   ==========     ========    ===========   ===========   ==========   ==========

(1)  Unaudited.

(2) For the period May 1, 2006, commencement of operations, through December 31, 2006.

(3) For the period October 4, 2006, commencement of operations, through December 31, 2006.

(4)  Amount less than one thousand.

See Notes to Financial Statements

                                                 American Funds Insurance Series

                                               (DOLLARS AND SHARES IN THOUSANDS)

                                                                               U.S. GOVERNMENT/AAA-
       BOND FUND              GLOBAL BOND FUND       HIGH-INCOME BOND FUND    RATED SECURITIES FUND     CASH MANAGEMENT FUND
-----------------------  -------------------------  -----------------------  -----------------------  -----------------------
 SIX MONTHS  YEAR ENDED   SIX MONTHS  PERIOD ENDED   SIX MONTHS  YEAR ENDED   SIX MONTHS  YEAR ENDED   SIX MONTHS  YEAR ENDED
 ENDED JUNE   DECEMBER    ENDED JUNE    DECEMBER     ENDED JUNE   DECEMBER    ENDED JUNE   DECEMBER    ENDED JUNE   DECEMBER
30, 2007(1)   31, 2006   30, 2007(1)   31, 2006(3)  30, 2007(1)   31, 2006   30, 2007(1)   31, 2006   30, 2007(1)   31, 2006
-----------  ----------  -----------  ------------  -----------  ----------  -----------  ----------  -----------  ----------

$  104,635   $  158,314   $  1,442      $   150     $   43,180   $   73,713   $ 15,608     $ 28,326    $  10,245   $  15,292

     7,157       (4,416)        99          (10)         4,097        3,708       (740)      (3,537)       --(4)       --(4)

   (53,933)      57,361       (655)          94         (4,535)      27,773     (9,256)        (923)           6           8
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------

    57,859      211,259        886          234         42,742      105,194      5,612       23,866       10,251      15,300
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------



   (10,644)      (7,578)        --          (79)       (16,847)     (18,213)    (8,863)      (9,348)      (3,417)     (1,903)
  (145,386)    (106,551)        --          (76)       (55,048)     (41,173)   (18,441)     (14,236)     (11,364)     (4,485)
        --           --         --           --         (1,767)      (2,049)    (1,265)      (1,245)        (609)       (378)
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------

  (156,030)    (114,129)        --         (155)       (73,662)     (61,435)   (28,569)     (24,829)     (15,390)     (6,766)
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------



        --           --         --           --             --           --         --           --           --          --
        --           --         --           --             --           --         --           --           --          --
        --           --         --           --             --           --         --           --           --          --

        --           --         --           --             --           --         --           --           --          --
        --           --         --           --             --           --         --           --           --          --
        --           --         --           --             --           --         --           --           --          --
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------

        --           --         --           --             --           --         --           --           --          --
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------

  (156,030)    (114,129)        --         (155)       (73,662)     (61,435)   (28,569)     (24,829)     (15,390)     (6,766)
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------


        --           --         --       10,000             --           --         --           --           --          --
    62,886       52,576      5,927        1,200         11,594        6,186      5,927        4,334       42,148      78,397

    10,644        7,578         --           79         16,847       18,213      8,863        9,348        3,417       1,903
    (8,316)     (19,886)      (357)       --(4)        (21,271)     (52,667)   (18,056)     (47,068)     (35,176)    (59,631)
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------

    65,214       40,268      5,570       11,279          7,170      (28,268)    (3,266)     (33,386)      10,389      20,669
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------

   666,726      923,008     89,249       15,491        135,068      199,599     60,565       74,330      190,462     260,270

   145,386      106,551         --           76         55,048       41,173     18,441       14,236       11,364       4,485
   (30,042)     (57,649)    (2,498)         (98)       (16,616)     (28,107)   (13,093)     (27,041)    (101,471)   (141,648)
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------

   782,070      971,910     86,751       15,469        173,500      212,665     65,913       61,525      100,355     123,107
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------

        --           --         --           --          1,316        2,705      2,302        2,168       10,962      23,065

        --           --         --           --          1,767        2,049      1,265        1,245          609         378
        --           --         --           --         (4,984)     (10,123)    (4,864)     (10,244)      (9,706)    (21,422)
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------

        --           --         --           --         (1,901)      (5,369)    (1,297)      (6,831)       1,865       2,021
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------

   847,284    1,012,178     92,321       26,748        178,769      179,028     61,350       21,308      112,609     145,797
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------
   749,113    1,109,308     93,207       26,827        147,849      222,787     38,393       20,345      107,470     154,331

 3,603,777    2,494,469     26,827           --      1,159,081      936,294    652,404      632,059      397,950     243,619
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------
$4,352,890   $3,603,777   $120,034      $26,827     $1,306,930   $1,159,081   $690,797     $652,404    $ 505,420   $ 397,950
==========   ==========   ========      =======     ==========   ==========   ========     ========    =========   =========

$  102,874   $  154,269   $  1,436      $    (6)    $   41,251   $   71,733   $ 15,382     $ 28,343    $  10,060   $  15,205
==========   ==========   ========      =======     ==========   ==========   ========     ========    =========   =========


        --           --         --        1,000             --           --         --           --           --          --
     5,338        4,625        573          116            873          498        494          370        3,587       6,852

       936          691         --            8          1,324        1,518        777          826          297         168
      (705)      (1,746)       (34)       --(4)         (1,603)      (4,196)    (1,515)      (4,006)      (2,996)     (5,209)
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------

     5,569        3,570        539        1,124            594       (2,180)      (244)      (2,810)         888       1,811
==========   ==========   ========      =======     ==========   ==========   ========     ========    =========   =========

    57,242       81,863      8,645        1,514         10,255       16,013      5,115        6,368       16,300      22,823

    12,900        9,793         --            7          4,362        3,457      1,626        1,264          993         398
    (2,570)      (5,122)      (242)          (9)        (1,283)      (2,248)    (1,112)      (2,323)      (8,699)    (12,425)
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------

    67,572       86,534      8,403        1,512         13,334       17,222      5,629        5,309        8,594      10,796
==========   ==========   ========      =======     ==========   ==========   ========     ========    =========   =========

        --           --         --           --            100          219        191          185          933       2,015

        --           --         --           --            139          171        111          110           53          34
        --           --         --           --           (377)        (804)      (411)        (869)        (829)     (1,876)
----------   ----------   --------      -------     ----------   ----------   --------     --------    ---------   ---------

        --           --         --           --           (138)        (414)      (109)        (574)         157         173
==========   ==========   ========      =======     ==========   ==========   ========     ========    =========   =========

                                                 American Funds Insurance Series

Notes to financial statements
                                                                       UNAUDITED

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization -- American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 15 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows:

Global Discovery Fund -- Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.

Global Growth Fund -- Long-term growth of capital by investing primarily in common stocks of companies located around the world.

Global Small Capitalization Fund -- Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.

Growth Fund -- Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.

International Fund -- Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.

New World Fund -- Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

Blue Chip Income and Growth Fund -- To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.

Global Growth and Income Fund -- Long-term growth of capital and current income by investing primarily in stocks of well-established companies located around the world.

Growth-Income Fund -- Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Asset Allocation Fund -- High total return (including income and capital gains) consistent with long-term preservation of capital.

Bond Fund -- As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

Global Bond Fund -- A high level of total return consistent with prudent management by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.

High-Income Bond Fund -- High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. Government/AAA-Rated Securities Fund -- A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund -- High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

                                                 American Funds Insurance Series

Significant accounting policies -- The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

     Security valuation -- Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

     Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series' board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

     Security transactions and related investment income -- Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     Class allocations -- Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

     Dividends and distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     Non-U.S. currency translation -- Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     Forward currency contracts -- The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values

                                                 American Funds Insurance Series
     forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

     Mortgage dollar rolls -- The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

     Loan transactions -- The series may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2. NON-U.S. INVESTMENTS

Investment risk -- The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation -- Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The series adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the funds.

As of and during the period ended June 30, 2007, the funds did not have a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the funds did not incur any interest or penalties.

All of the funds, with the exception of Global Growth and Income Fund and of Global Bond Fund, are not subject to examination by U.S. federal tax authorities for tax years before 2003, nor by state tax authorities for tax years before 2002. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax year, 2006, remains open for U.S. federal and state tax authorities. The following funds are not subject to examination by non-U.S. tax authorities for the tax years indicated: Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2001; Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; and Growth Fund for tax years before 2005. All other funds are not subject to examination by non-U.S. tax authorities.

Distributions -- Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

                                                 American Funds Insurance Series

As indicated in the table below and on the following page, four funds in the series had capital loss carryforwards available at June 30, 2007. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. The funds will not make distributions from capital gains while capital loss carryforwards remain.

The components of distributable earnings on a tax basis are reported as of December 31, 2006, the funds' most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investments are reported as of June 30, 2007.

Additional tax basis disclosures are as follows:

                                                                                                            (DOLLARS IN THOUSANDS)
                                   -----------------------------------------------------------------------------------------------
                                                                                                                        BLUE CHIP
                                                                                                                          INCOME
                                     GLOBAL      GLOBAL      GLOBAL SMALL                                      NEW         AND
                                   DISCOVERY     GROWTH     CAPITALIZATION      GROWTH     INTERNATIONAL      WORLD      GROWTH
                                      FUND        FUND           FUND            FUND          FUND           FUND         FUND
                                   ---------   ----------   --------------   -----------   -------------   ----------   ----------
As of December 31, 2006:
Undistributed ordinary income       $  1,302   $   74,162     $  138,438     $   187,246     $   99,193    $   44,694   $   82,082
Post-October non-U.S. currency
   loss deferrals (realized
   during the period November
   1, 2006, through December
   31, 2006)*                             (4)        (278)          (161)             --         (1,429)          (85)          --
Undistributed long-term
   capital gain                          694      185,782        218,971       1,840,600        408,417        79,839      106,861
Post-October capital loss
   deferrals (realized during
   the period November 1,
   2006, through December 31,
   2006)*                                 --           --             --              --             --            --           --
Capital loss carryforwards                --           --             --              --             --            --           --
                                    --------   ----------     ----------     -----------     ----------    ----------   ----------
As of June 30, 2007:
Gross unrealized appreciation on
   investment securities            $ 42,931   $1,183,572     $1,304,501     $ 7,076,451     $2,745,095    $  482,364   $  921,487
Gross unrealized depreciation on
   investment securities              (1,206)     (59,853)      (122,198)       (342,114)       (97,781)       (7,189)     (19,103)
                                    --------   ----------     ----------     -----------     ----------    ----------   ----------
Net unrealized appreciation on
   investment securities            $ 41,725   $1,123,719     $1,182,303     $ 6,734,337     $2,647,314    $  475,175   $  902,384
                                    ========   ==========     ==========     ===========     ==========    ==========   ==========
Cost of investment securities       $177,199   $3,957,414     $2,856,114     $22,658,606     $7,840,335    $1,152,636   $3,635,504
                                    ========   ==========     ==========     ===========     ==========    ==========   ==========

For footnotes, please see end of table.

                                                 American Funds Insurance Series

                                                                                                              (DOLLARS IN THOUSANDS)
                                  --------------------------------------------------------------------------------------------------
                                                                                                                U.S.
                                    GLOBAL                                                         HIGH-    GOVERNMENT/
                                    GROWTH       GROWTH-      ASSET                               INCOME     AAA-RATED      CASH
                                  AND INCOME     INCOME    ALLOCATION     BOND     GLOBAL BOND     BOND      SECURITIES  MANAGEMENT
                                     FUND         FUND        FUND        FUND         FUND        FUND         FUND         FUND
                                  ----------  -----------  ----------  ----------  -----------  ----------  -----------  -----------
As of December 31, 2006:
   Undistributed ordinary income  $    3,953  $   164,940  $   61,928  $  154,731    $     --   $   73,341    $ 28,407   $ 15,237
   Post-October non-U.S. currency
      loss deferrals (realized
      during the period November
      1, 2006, through December
      31, 2006)*                        (101)        (158)       (165)         --         (24)        (298)         --         --
   Undistributed long-term
      capital gain                        --      847,610     242,044          --          --           --          --         --
   Post-October capital loss
      deferrals (realized during
      the period November 1, 2006,
      through December 31, 2006)*         --           --          --          --          --       (2,249)        (18)        --
                                  ----------  -----------  ----------  ----------    --------   ----------    --------   --------
   Capital loss carryforwards:
      Expiring 2007                       --           --          --  $       --          --   $       --    $    737   $     --
      Expiring 2008                       --           --          --          --          --           --       4,040         --
      Expiring 2009                       --           --          --          --          --       43,714          --         --
      Expiring 2010                       --           --          --          --          --       50,900          --         --+
      Expiring 2011                       --           --          --       3,029          --       35,517          --         --
      Expiring 2012                       --           --          --          --          --           --          --          3
      Expiring 2013                       --           --          --         588          --           --          --          1
      Expiring 2014                       --           --          --         808          --           --       4,453         --+
                                  ----------  -----------  ----------  ----------    --------   ----------    --------   --------
                                          --           --          --  $    4,425          --   $  130,131    $  9,230   $      4
                                  ==========  ===========  ==========  ==========    ========   ==========    ========   ========
As of June 30, 2007:
   Gross unrealized appreciation
      on investment securities    $  119,931  $ 7,069,302  $1,655,716  $   49,148    $    667   $   46,955    $    740   $     17
   Gross unrealized depreciation
      on investment securities       (27,364)    (224,194)    (97,259)    (53,199)     (1,342)     (18,701)     (9,102)        --
                                  ----------  -----------  ----------  ----------    --------   ----------    --------   --------
   Net unrealized appreciation
      (depreciation) on
      investment securities       $   92,567  $ 6,845,108  $1,558,457  $   (4,051)   $   (675)  $   28,254    $ (8,362)  $     17
                                  ==========  ===========  ==========  ==========    ========   ==========    ========   ========
   Cost of investment securities  $1,255,590  $22,771,853  $7,030,196  $4,306,163    $123,165   $1,256,914    $735,591   $504,868
                                  ==========  ===========  ==========  ==========    ========   ==========    ========   ========

*    These deferrals are considered incurred in the subsequent year.

+    Amount less than one thousand.

                                                 American Funds Insurance Series

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the series' investment adviser, is the parent company of American Funds Service Company(SM) ("AFS"), the series' transfer agent, and American Funds Distributors,(SM) Inc. ("AFD"), the principal underwriter of the series' shares.

Investment advisory services -- The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

During the six months ended June 30, 2007, CRMC voluntarily reduced investment advisory service fees to proposed rates for Global Growth Fund and Global Growth and Income Fund. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2007, total aggregate investment advisory services fees waived by CRMC were $17,554,000. As a result, the aggregate fees shown on the accompanying financial statements of $173,665,000 were reduced to $156,111,000. The range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

                                                              NET ASSET
                                                                 LEVEL
                                                             (IN BILLIONS)
                                             RATES          --------------
                                       ------------------             IN      FOR THE SIX MONTHS     FOR THE SIX MONTHS
                                       BEGINNING   ENDING           EXCESS   ENDED JUNE 30, 2007,   ENDED JUNE 30, 2007,
FUND                                      WITH      WITH    UP TO     OF         BEFORE WAIVER          AFTER WAIVER
----                                   ---------   ------   -----   ------   --------------------   --------------------
Global Discovery                         .580%      .440%    $ .5    $ 1.0           .58%                   .52%
Global Growth                            .690       .480       .6      3.0           .53                    .47
Global Small Capitalization              .800       .650       .6      3.0           .71                    .64
Growth                                   .500       .285       .6     27.0           .32                    .29
International                            .690       .430       .5     21.0           .49                    .45
New World                                .850       .660       .5      1.5           .78                    .70
Blue Chip Income and Growth              .500       .370       .6      4.0           .42                    .38
Global Growth and Income                 .690                 all                    .69                    .59
Growth-Income                            .500       .222       .6     27.0           .26                    .24
Asset Allocation                         .500       .250       .6      8.0           .31                    .28
Bond                                     .480       .360       .6      3.0           .40                    .36
Global Bond                              .570                 all                    .57                    .52
High-Income Bond                         .500       .420       .6      2.0           .48                    .43
U.S. Government/AAA-Rated Securities     .460       .340       .6      2.0           .45                    .40
Cash Management                          .320                 all                    .32                    .29

Transfer agent services -- The aggregate fee of $29,000 was incurred during the six months ended June 30, 2007, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Deferred trustees' compensation -- Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees' compensation of $647,000, shown on the accompanying financial statements, includes $348,000 in current fees (either paid in cash or deferred) and a net increase of $299,000 in the value of the deferred amounts.

Affiliated officers and trustees -- Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5. DISTRIBUTION SERVICES

The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2007, distribution expenses under the plans for the series aggregated $100,797,000 for Class 2 and $1,057,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

                                                 American Funds Insurance Series

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

As of June 30, 2007, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell non-U.S. currencies as follows:

                                                                                         (AMOUNTS IN THOUSANDS)
                                                             --------------------------------------------------
                                                                                          U.S. VALUATIONS AT
                                                                 CONTRACT AMOUNT            JUNE 30, 2007
                                                             --------------------------------------------------
                                                                                                   UNREALIZED
                                                                                                  APPRECIATION
FUND                       NON-U.S. CURRENCY CONTRACTS         NON-U.S.       U.S.     AMOUNT    (DEPRECIATION)
----                  ------------------------------------   ------------   -------   -------   ---------------
Purchases:
   Bond               Euros, expiring 8/14/2007              E     15,666   $21,187   $21,239       $   52
   Global Bond        Euros, expiring 7/17-10/2/2007         E      4,960     6,728     6,728           --*
   Global Bond        Japanese yen, expiring 9/12/2007       Y     22,945       191       188           (3)
   Global Bond        Canadian dollars, expiring 7/19/2007   C$       739       656       696           40
   Global Bond        Swiss francs, expiring 9/28/2007       CHF    2,437     2,000     2,009            9
Sales:
   Asset Allocation   Euros, expiring 7/18-9/28/2007         E      1,419     1,919     1,922           (3)
   Bond               Euros, expiring 9/14/2007              E      3,620     4,835     4,912          (77)
   Bond               Japanese yen, expiring 9/5-9/6/2007    Y  2,468,632    21,486    20,220        1,266
   High-Income Bond   Euros, expiring 7/18-9/28/2007         E      2,497     3,349     3,387          (38)

*    Amount less than one thousand.

The following table presents additional information for the six months ended June 30, 2007:

                                                                                                           (DOLLARS IN THOUSANDS)
                                           --------------------------------------------------------------------------------------
                                                                                                                        BLUE CHIP
                                             GLOBAL     GLOBAL     GLOBAL SMALL                                 NEW      INCOME
                                           DISCOVERY    GROWTH    CAPITALIZATION    GROWTH    INTERNATIONAL    WORLD   AND GROWTH
                                              FUND       FUND          FUND          FUND          FUND        FUND       FUND
                                           ---------  ----------  --------------  ----------  -------------  --------  ----------
Purchases of investment securities*         $56,197   $1,073,248     $932,376     $5,592,231   $3,187,189    $386,518   $586,448
Sales of investment securities*              32,761      734,372      786,502      7,205,207    2,259,816     226,411    475,431
Non-U.S taxes on dividend income                162        4,689        1,249          6,089       17,191       1,626        441
Non-U.S taxes on realized gains                  --          724           --          1,155           --         295         --
Non-U.S taxes provided on
   unrealized gains as of June 30, 2007          --        1,378          322            301        3,958       1,376         --
Dividends from affiliated issuers                --           --          282            406           --          --         --
Net realized gain from affiliated issuers        --           --       15,551             --           --          --         --

                                                                                                        (DOLLARS IN THOUSANDS)
                                     -----------------------------------------------------------------------------------------
                                      GLOBAL                                                               U.S.
                                      GROWTH                                                   HIGH-   GOVERNMENT/
                                        AND      GROWTH-      ASSET                 GLOBAL    INCOME    AAA-RATED      CASH
                                      INCOME     INCOME    ALLOCATION     BOND       BOND      BOND     SECURITIES  MANAGEMENT
                                       FUND       FUND        FUND        FUND       FUND      FUND        FUND        FUND
                                     --------  ----------  ----------  ----------  --------  --------  -----------  ----------
Purchases of investment securities*  $695,546  $3,522,780  $2,180,478  $1,460,347  $110,539  $315,703    $362,045   $1,830,542
Sales of investment securities*       139,622   2,444,519   1,319,022     728,271    25,123   192,010     297,431    1,733,373
Non-U.S taxes on dividend income        1,036       6,053       1,121          --        --        --          --           --
Non-U.S taxes on interest income           --          --          19          78        11        17          --           --

*    Excludes short-term securities, except for Cash Management Fund.

                                                 American Funds Insurance Series

Financial highlights(1)

                          INCOME (LOSS) FROM
                       INVESTMENT OPERATIONS (2)    DIVIDENDS AND DISTRIBUTIONS
                    ------------------------------ ----------------------------
                                                                                                                   RATIO   RATIO
                                                                                                          RATIO     OF       OF
                                                                                                           OF    EXPENSES   NET
               NET           NET GAINS                                                                  EXPENSES    TO     INCOME
              ASSET         (LOSSES) ON                                           NET            NET       TO     AVERAGE  (LOSS)
             VALUE,   NET    SECURITIES                       DISTRI-   TOTAL    ASSET         ASSETS,  AVERAGE     NET      TO
             BEGIN- INVEST-    (BOTH                DIVIDENDS BUTIONS DIVIDENDS VALUE,          END OF    NET     ASSETS  AVERAGE
              NING    MENT    REALIZED  TOTAL FROM  (FROM NET  (FROM     AND      END   TOTAL   PERIOD   ASSETS    AFTER    NET
PERIOD         OF    INCOME     AND     INVESTMENT INVESTMENT CAPITAL  DISTRI-    OF   RETURN    (IN     BEFORE   WAIVER   ASSETS
ENDED        PERIOD  (LOSS) UNREALIZED) OPERATIONS   INCOME)   GAINS)  BUTIONS  PERIOD   (3)  MILLIONS)  WAIVER     (3)     (3)
------       ------ ------- ----------- ---------- ---------- ------- --------- ------ ------ --------- -------- -------- ---------
Global Discovery Fund
Class 1
6/30/07(4)   $13.05 $ .11    $  1.11     $  1.22     $ --(5)  $  (.13) $ (.13)  $14.14   9.39% $    31   .61%(6)  .55%(6) 1.60%(6)
12/31/06      11.63   .15       1.89        2.04       (.13)     (.49)   (.62)   13.05  17.66       28   .62      .56     1.19
12/31/05      10.79   .14       1.05        1.19       (.11)     (.24)   (.35)   11.63  11.07       22   .61      .56     1.27
12/31/04       9.94   .08        .98        1.06       (.09)     (.12)   (.21)   10.79  10.72       20   .61      .60      .81
12/31/03       7.26   .05       2.67        2.72       (.04)       --    (.04)    9.94  37.41       17   .61      .61      .55
12/31/02       9.30   .06      (2.05)      (1.99)      (.05)       --    (.05)    7.26 (21.41)      10   .61      .61      .69

Class 2
6/30/07(4)    13.00   .09       1.11        1.20       --(5)     (.13)   (.13)   14.07   9.27      189   .86(6)   .80(6)  1.37(6)
12/31/06      11.59   .11       1.89        2.00       (.10)     (.49)   (.59)   13.00  17.41      151   .87      .81      .94
12/31/05      10.76   .11       1.05        1.16       (.09)     (.24)   (.33)   11.59  10.80       89   .86      .81     1.04
12/31/04       9.92   .06        .97        1.03       (.07)     (.12)   (.19)   10.76  10.43       51   .86      .85      .60
12/31/03       7.25   .02       2.67        2.69       (.02)       --    (.02)    9.92  37.11       24   .86      .86      .28
12/31/02       9.30   .04      (2.05)      (2.01)      (.04)       --    (.04)    7.25 (21.67)       9   .86      .86      .48

Global Growth Fund
Class 1
6/30/07(4)   $23.44 $ .28    $  2.12     $  2.40     $ (.35)  $ (1.02) $(1.37)  $24.47  10.22% $   367   .56%(6)  .50%(6) 2.29%(6)
12/31/06      19.63   .41       3.62        4.03       (.22)       --    (.22)   23.44  20.73      278   .58      .53     1.95
12/31/05      17.31   .28       2.19        2.47       (.15)       --    (.15)   19.63  14.37      206   .62      .57     1.56
12/31/04      15.30   .18       1.92        2.10       (.09)       --    (.09)   17.31  13.80      202   .65      .64     1.15
12/31/03      11.35   .12       3.91        4.03       (.08)       --    (.08)   15.30  35.63      188   .70      .70      .94
12/31/02      13.42   .09      (2.02)      (1.93)      (.14)       --    (.14)   11.35 (14.46)     152   .71      .71      .73

Class 2
6/30/07(4)    23.29   .25       2.11        2.36       (.31)    (1.02)  (1.33)   24.32  10.09    4,686   .81(6)   .75(6)  2.04(6)
12/31/06      19.52   .36       3.59        3.95       (.18)       --    (.18)   23.29  20.43    4,015   .83      .78     1.71
12/31/05      17.23   .23       2.18        2.41       (.12)       --    (.12)   19.52  14.07    2,617   .87      .82     1.30
12/31/04      15.25   .14       1.91        2.05       (.07)       --    (.07)   17.23  13.49    1,796   .90      .89      .92
12/31/03      11.32   .09       3.89        3.98       (.05)       --    (.05)   15.25  35.27    1,082   .95      .95      .68
12/31/02      13.38   .06      (2.01)      (1.95)      (.11)       --    (.11)   11.32 (14.64)     592   .96      .96      .48

Global Small Capitalization Fund
Class 1
6/30/07(4)   $24.87 $ .06    $  5.21     $  5.27     $ (.55)  $ (2.16) $(2.71)  $27.43  21.14% $   296   .74%(6)  .67%(6)  .49%(6)
12/31/06      21.29   .19       4.74        4.93       (.14)    (1.21)  (1.35)   24.87  24.35      247   .77      .69      .82
12/31/05      17.14   .13       4.23        4.36       (.21)       --    (.21)   21.29  25.66      231   .79      .73      .72
12/31/04      14.15   .02       2.97        2.99         --        --      --    17.14  21.13      193   .81      .80      .15
12/31/03       9.27    --(5)    4.97        4.97       (.09)       --    (.09)   14.15  53.92      163   .83      .83     (.03)
12/31/02      11.52    --(5)   (2.15)      (2.15)      (.10)       --    (.10)    9.27 (18.83)     108   .84      .84      .04

Class 2
6/30/07(4)    24.64   .03       5.15        5.18       (.50)    (2.16)  (2.66)   27.16  20.97    3,743   .99(6)   .92(6)   .25(6)
12/31/06      21.12   .14       4.70        4.84       (.11)    (1.21)  (1.32)   24.64  24.05    2,927  1.02      .94      .61
12/31/05      17.02   .09       4.19        4.28       (.18)       --    (.18)   21.12  25.35    1,977  1.04      .97      .49
12/31/04      14.08  (.01)      2.95        2.94         --        --      --    17.02  20.88    1,198  1.06     1.05     (.07)
12/31/03       9.23  (.03)      4.95        4.92       (.07)       --    (.07)   14.08  53.53      665  1.08     1.08     (.28)
12/31/02      11.48  (.02)     (2.15)      (2.17)      (.08)       --    (.08)    9.23 (19.05)     290  1.09     1.09     (.20)

For footnotes, please see end of table.

                                                 American Funds Insurance Series

                          INCOME (LOSS) FROM
                       INVESTMENT OPERATIONS (2)    DIVIDENDS AND DISTRIBUTIONS
                    ------------------------------ ----------------------------
                                                                                                                   RATIO
                                                                                                          RATIO     OF     RATIO
                                                                                                           OF    EXPENSES    OF
               NET           NET GAINS                                                                  EXPENSES    TO      NET
              ASSET         (LOSSES) ON                                           NET            NET       TO     AVERAGE  INCOME
             VALUE,          SECURITIES                       DISTRI-   TOTAL    ASSET         ASSETS,  AVERAGE     NET      TO
             BEGIN-   NET      (BOTH                DIVIDENDS BUTIONS DIVIDENDS VALUE,          END OF    NET     ASSETS  AVERAGE
              NING  INVEST-   REALIZED  TOTAL FROM  (FROM NET  (FROM     AND      END   TOTAL   PERIOD   ASSETS    AFTER    NET
PERIOD         OF     MENT      AND     INVESTMENT INVESTMENT CAPITAL  DISTRI-    OF   RETURN    (IN     BEFORE   WAIVER   ASSETS
ENDED        PERIOD  INCOME UNREALIZED) OPERATIONS   INCOME)   GAINS)  BUTIONS  PERIOD   (3)  MILLIONS)  WAIVER     (3)     (3)
------       ------ ------- ----------- ---------- ---------- ------- --------- ------ ------ --------- -------- -------- ---------
Growth Fund
Class 1
6/30/07(4)   $64.51 $ .34    $  6.65     $  6.99     $ (.14)  $ (4.73) $(4.87)  $66.63  10.74%  $5,043   .33%(6)  .30%(6) 1.01%(6)
12/31/06      59.36   .70       5.46        6.16       (.63)     (.38)  (1.01)   64.51  10.48    3,503   .34      .31     1.14
12/31/05      51.39   .46       8.00        8.46       (.49)       --    (.49)   59.36  16.50    3,709   .35      .32      .87
12/31/04      45.74   .32       5.51        5.83       (.18)       --    (.18)   51.39  12.75    3,744   .36      .36      .68
12/31/03      33.47   .16      12.26       12.42       (.15)       --    (.15)   45.74  37.15    3,877   .39      .39      .41
12/31/02      44.30   .12     (10.87)     (10.75)      (.08)       --    (.08)   33.47 (24.27)   3,195   .40      .40      .30

Class 2
6/30/07(4)    64.08   .24       6.62        6.86       (.12)    (4.73)  (4.85)   66.09  10.60   24,198   .58(6)   .55(6)   .73(6)
12/31/06      58.98   .54       5.43        5.97       (.49)     (.38)   (.87)   64.08  10.22   23,122   .59      .56      .89
12/31/05      51.10   .34       7.92        8.26       (.38)       --    (.38)   58.98  16.19   18,343   .60      .57      .64
12/31/04      45.50   .23       5.45        5.68       (.08)       --    (.08)   51.10  12.50   12,055   .61      .61      .50
12/31/03      33.29   .06      12.19       12.25       (.04)       --    (.04)   45.50  36.80    7,107   .64      .64      .16
12/31/02      44.09   .03     (10.82)     (10.79)      (.01)       --    (.01)   33.29 (24.46)   3,009   .65      .65      .07

Class 3
6/30/07(4)    64.50   .27       6.65        6.92       (.12)    (4.73)  (4.85)   66.57  10.65      452   .51(6)   .48(6)   .80(6)
12/31/06      59.34   .59       5.46        6.05       (.51)     (.38)   (.89)   64.50  10.29      451   .52      .49      .95
12/31/05      51.38   .37       7.98        8.35       (.39)       --    (.39)   59.34  16.28      499   .53      .50      .69
12/31/04(7)   47.74   .24       3.50        3.74       (.10)       --    (.10)   51.38   7.85      516   .54(6)   .53(6)   .54(6)

International Fund
Class 1
6/30/07(4)   $22.01 $ .27    $  2.54     $  2.81     $ (.05)  $ (1.17) $(1.22)  $23.60  12.76% $ 1,720   .52%(6)  .48%(6) 2.37%(6)
12/31/06      18.96   .41       3.21        3.62       (.38)     (.19)   (.57)   22.01  19.33    1,648   .54      .49     1.99
12/31/05      15.82   .32       3.11        3.43       (.29)       --    (.29)   18.96  21.75    1,599   .57      .52     1.92
12/31/04      13.41   .22       2.41        2.63       (.22)       --    (.22)   15.82  19.66    1,495   .60      .59     1.54
12/31/03      10.07   .15       3.38        3.53       (.19)       --    (.19)   13.41  35.12    1,431   .63      .63     1.40
12/31/02      12.02   .15      (1.90)      (1.75)      (.20)       --    (.20)   10.07 (14.58)   1,236   .63      .63     1.35

Class 2
6/30/07(4)    21.94   .24       2.53        2.77       (.04)    (1.17)  (1.21)   23.50  12.62    8,565   .77(6)   .73(6)  2.15(6)
12/31/06      18.92   .35       3.20        3.55       (.34)     (.19)   (.53)   21.94  18.98    7,260   .79      .74     1.72
12/31/05      15.79   .28       3.11        3.39       (.26)       --    (.26)   18.92  21.50    4,790   .82      .77     1.64
12/31/04      13.39   .18       2.41        2.59       (.19)       --    (.19)   15.79  19.32    2,752   .84      .83     1.27
12/31/03      10.05   .12       3.37        3.49       (.15)       --    (.15)   13.39  34.85    1,385   .88      .88     1.08
12/31/02      11.97   .12      (1.89)      (1.77)      (.15)       --    (.15)   10.05 (14.84)     636   .88      .88     1.05

Class 3
6/30/07(4)    22.00   .25       2.53        2.78       (.04)    (1.17)  (1.21)   23.57  12.64      124   .70(6)   .66(6)  2.19(6)
12/31/06      18.96   .37       3.20        3.57       (.34)     (.19)   (.53)   22.00  19.07      120   .72      .67     1.81
12/31/05      15.82   .29       3.11        3.40       (.26)       --    (.26)   18.96  21.54      116   .75      .70     1.74
12/31/04(7)   13.76   .20       2.05        2.25       (.19)       --    (.19)   15.82  16.45      115   .77(6)   .77(6)  1.45(6)

New World Fund
Class 1
6/30/07(4)   $21.56 $ .26    $  3.22     $  3.48     $ (.39)  $ (1.56) $(1.95)  $23.09  16.11% $   151   .84%(6)  .76%(6) 2.31%(6)
12/31/06      16.67   .41       4.95        5.36       (.32)     (.15)   (.47)   21.56  32.88      126   .88      .80     2.19
12/31/05      13.96   .33       2.58        2.91       (.20)       --    (.20)   16.67  21.10       88   .92      .85     2.22
12/31/04      11.99   .23       2.01        2.24       (.27)       --    (.27)   13.96  19.07       63   .93      .92     1.81
12/31/03       8.76   .21       3.21        3.42       (.19)       --    (.19)   11.99  39.56       47   .92      .92     2.15
12/31/02       9.44   .20       (.70)       (.50)      (.18)       --    (.18)    8.76  (5.45)      35   .91      .91     2.14

Class 2
6/30/07(4)    21.40   .23       3.19        3.42       (.35)    (1.56)  (1.91)   22.91  15.95    1,492  1.09(6)  1.01(6)  2.08(6)
12/31/06      16.56   .36       4.92        5.28       (.29)     (.15)   (.44)   21.40  32.59    1,175  1.13     1.05     1.93
12/31/05      13.89   .29       2.56        2.85       (.18)       --    (.18)   16.56  20.74      677  1.17     1.10     1.97
12/31/04      11.94   .19       2.01        2.20       (.25)       --    (.25)   13.89  18.80      373  1.18     1.17     1.57
12/31/03       8.73   .19       3.19        3.38       (.17)       --    (.17)   11.94  39.18      224  1.17     1.17     1.90
12/31/02       9.41   .18       (.70)       (.52)      (.16)       --    (.16)    8.73  (5.66)     124  1.16     1.16     1.89

                                                 American Funds Insurance Series

                          INCOME (LOSS) FROM
                       INVESTMENT OPERATIONS (2)    DIVIDENDS AND DISTRIBUTIONS
                    ------------------------------ ----------------------------
                                                                                                                   RATIO
                                                                                                          RATIO     OF     RATIO
                                                                                                           OF    EXPENSES    OF
               NET           NET GAINS                                                                  EXPENSES    TO      NET
              ASSET         (LOSSES) ON                                           NET            NET       TO     AVERAGE  INCOME
             VALUE,          SECURITIES                       DISTRI-   TOTAL    ASSET         ASSETS,  AVERAGE     NET      TO
             BEGIN-   NET      (BOTH                DIVIDENDS BUTIONS DIVIDENDS VALUE,          END OF    NET     ASSETS  AVERAGE
              NING  INVEST-   REALIZED  TOTAL FROM  (FROM NET  (FROM     AND      END   TOTAL   PERIOD   ASSETS    AFTER    NET
PERIOD         OF     MENT      AND     INVESTMENT INVESTMENT CAPITAL  DISTRI-    OF   RETURN    (IN     BEFORE   WAIVER   ASSETS
ENDED        PERIOD  INCOME UNREALIZED) OPERATIONS   INCOME)   GAINS)  BUTIONS  PERIOD   (3)  MILLIONS)  WAIVER     (3)     (3)
------       ------ ------- ----------- ---------- ---------- ------- --------- ------ ------ --------- -------- -------- ---------
Blue Chip Income and Growth Fund
Class 1
6/30/07(4)   $11.97 $ .12    $   .78     $   .90     $ (.18)  $  (.39) $ (.57)  $12.30   7.36% $   163   .42%(6)  .38%(6) 1.96%(6)
12/31/06      10.91   .20       1.63        1.83       (.16)     (.61)   (.77)   11.97  17.73      159   .43      .39     1.75
12/31/05      10.26   .18        .59         .77       (.12)       --    (.12)   10.91   7.57      135   .45      .41     1.73
12/31/04       9.41   .15        .78         .93       (.08)       --    (.08)   10.26   9.94      129   .46      .46     1.60
12/31/03       7.17   .13       2.11        2.24         --        --      --     9.41  31.24      107   .52      .50     1.67
12/31/02       9.43   .16      (2.32)      (2.16)      (.10)       --    (.10)    7.17 (22.93)      54   .52      .52     1.89

Class 2
6/30/07(4)    11.87   .11        .77         .88       (.15)     (.39)   (.54)   12.21   7.31    4,375   .67(6)   .63(6)  1.71(6)
12/31/06      10.83   .17       1.61        1.78       (.13)     (.61)   (.74)   11.87  17.42    3,937   .68      .64     1.50
12/31/05      10.20   .15        .58         .73       (.10)       --    (.10)   10.83   7.24    3,029   .70      .66     1.48
12/31/04       9.36   .13        .78         .91       (.07)       --    (.07)   10.20   9.74    2,349   .71      .70     1.37
12/31/03       7.16   .11       2.09        2.20         --        --      --     9.36  30.73    1,490   .76      .74     1.41
12/31/02       9.41   .14      (2.30)      (2.16)      (.09)       --    (.09)    7.16 (23.07)     426   .77      .77     1.76

Global Growth and Income(8)
Class 1
6/30/07(4)   $10.98 $ .17    $   .75     $   .92     $ --(5)   $  (.04)$ (.04)  $11.86   8.36% $    70   .71%(6)  .61%(6) 2.93%(6)
12/31/06      10.00   .14        .91        1.05       (.07)       --    (.07)   10.98  10.49       45   .72(6)   .65(6)  2.10(6)

Class 2
6/30/07(4)    10.97   .16        .74         .90       --(5)     (.04)   (.04)   11.83   8.18    1,295   .96(6)   .86(6)  2.75(6)
12/31/06      10.00   .11        .92        1.03       (.06)       --    (.06)   10.97  10.30      638   .97(6)   .90(6)  1.64(6)

Growth-Income Fund
Class 1
6/30/07(4)   $42.43 $ .44    $  3.07     $  3.51     $ (.14)  $ (1.45) $(1.59)  $44.35   8.21% $ 5,759  .27%(6)   .25%(6) 2.00%(6)
12/31/06      38.31   .77       5.03        5.80       (.72)     (.96)  (1.68)   42.43  15.51    3,759   .28      .25     1.92
12/31/05      36.81   .62       1.61        2.23       (.58)     (.15)   (.73)   38.31   6.08    3,825   .29      .27     1.68
12/31/04      33.61   .48       3.09        3.57       (.37)       --    (.37)   36.81  10.66    4,213   .31      .30     1.39
12/31/03      25.63   .42       7.96        8.38       (.40)       --    (.40)   33.61  32.76    4,402   .34      .34     1.45
12/31/02      31.70   .41      (6.16)      (5.75)      (.32)       --    (.32)   25.63 (18.15)   3,741   .35      .35     1.43

Class 2
6/30/07(4)    42.19   .37       3.06        3.43       (.12)    (1.45)  (1.57)   44.05   8.07   23,389   .52(6)   .50(6)  1.70(6)
12/31/06      38.12   .67       4.99        5.66       (.63)     (.96)  (1.59)   42.19  15.20   22,688   .53      .50     1.67
12/31/05      36.64   .53       1.60        2.13       (.50)     (.15)   (.65)   38.12   5.83   17,608   .54      .52     1.44
12/31/04      33.48   .41       3.06        3.47       (.31)       --    (.31)   36.64  10.37   13,105   .56      .55     1.19
12/31/03      25.52   .34       7.92        8.26       (.30)       --    (.30)   33.48  32.43    7,824   .59      .59     1.18
12/31/02      31.58   .35      (6.14)      (5.79)      (.27)       --    (.27)   25.52 (18.34)   3,632   .60      .60     1.22

Class 3
6/30/07(4)    42.42   .39       3.08        3.47       (.12)    (1.45)  (1.57)   44.32   8.14      453   .45(6)   .43(6)  1.78(6)
12/31/06      38.31   .70       5.01        5.71       (.64)     (.96)  (1.60)   42.42  15.30      458   .46      .43     1.74
12/31/05      36.80   .56       1.61        2.17       (.51)     (.15)   (.66)   38.31   5.88      471   .47      .45     1.50
12/31/04(7)   34.64   .41       2.07        2.48       (.32)       --    (.32)   36.80   7.18      537   .49(6)   .48(6)  1.24(6)

For footnotes, please see end of table.

                                                 American Funds Insurance Series

                          INCOME (LOSS) FROM
                       INVESTMENT OPERATIONS (2)    DIVIDENDS AND DISTRIBUTIONS
                    ------------------------------ ----------------------------
                                                                                                                   RATIO
                                                                                                          RATIO     OF     RATIO
                                                                                                           OF    EXPENSES    OF
               NET           NET GAINS                                                                  EXPENSES    TO      NET
              ASSET         (LOSSES) ON                                           NET            NET       TO     AVERAGE  INCOME
             VALUE,          SECURITIES                       DISTRI-   TOTAL    ASSET         ASSETS,  AVERAGE     NET      TO
             BEGIN-   NET      (BOTH                DIVIDENDS BUTIONS DIVIDENDS VALUE,          END OF    NET     ASSETS  AVERAGE
              NING  INVEST-   REALIZED  TOTAL FROM  (FROM NET  (FROM     AND      END   TOTAL   PERIOD   ASSETS    AFTER    NET
PERIOD         OF     MENT      AND     INVESTMENT INVESTMENT CAPITAL  DISTRI-    OF   RETURN    (IN     BEFORE   WAIVER   ASSETS
ENDED        PERIOD  INCOME UNREALIZED) OPERATIONS   INCOME)   GAINS)  BUTIONS  PERIOD   (3)  MILLIONS)  WAIVER     (3)     (3)
------       ------ ------- ----------- ---------- ---------- ------- --------- ------ ------ --------- -------- -------- ---------
Asset Allocation Fund
Class 1
6/30/07(4)   $18.34 $ .26    $  1.21     $  1.47     $ (.08)  $  (.64) $ (.72)  $19.09   7.93% $ 1,333   .32%(6)  .29%(6) 2.79%(6)
12/31/06      16.56   .47       1.97        2.44       (.43)     (.23)   (.66)   18.34  14.96    1,079   .33      .30     2.67
12/31/05      15.49   .41       1.05        1.46       (.39)       --    (.39)   16.56   9.45      879   .35      .32     2.57
12/31/04      14.58   .39        .84        1.23       (.32)       --    (.32)   15.49   8.50      899   .38      .37     2.64
12/31/03      12.23   .41       2.29        2.70       (.35)       --    (.35)   14.58  22.14      911   .42      .42     3.12
12/31/02      14.30   .45      (2.19)      (1.74)      (.33)       --    (.33)   12.23 (12.19)     797   .45      .45     3.31

Class 2
6/30/07(4)    18.23   .24       1.19        1.43       (.07)     (.64)   (.71)   18.95   7.77    7,173   .57(6)   .54(6)  2.55(6)
12/31/06      16.47   .42       1.96        2.38       (.39)     (.23)   (.62)   18.23  14.66    6,362   .58      .55     2.42
12/31/05      15.42   .37       1.04        1.41       (.36)       --    (.36)   16.47   9.14    5,120   .60      .57     2.31
12/31/04      14.51   .36        .84        1.20       (.29)       --    (.29)   15.42   8.34    3,797   .62      .62     2.42
12/31/03      12.18   .37       2.27        2.64       (.31)       --    (.31)   14.51  21.74    2,314   .67      .67     2.81
12/31/02      14.25   .42      (2.18)      (1.76)      (.31)       --    (.31)   12.18 (12.38)   1,056   .70      .70     3.11

Class 3
6/30/07(4)    18.34   .25       1.19        1.44       (.07)     (.64)   (.71)   19.07   7.78       77   .50(6)   .47(6)  2.62(6)
12/31/06      16.56   .44       1.97        2.41       (.40)     (.23)   (.63)   18.34  14.75       76   .51      .48     2.49
12/31/05      15.49   .38       1.05        1.43       (.36)       --    (.36)   16.56   9.26       76   .53      .50     2.39
12/31/04(7)   14.85   .36        .58         .94       (.30)       --    (.30)   15.49   6.38       81   .55(6)   .55(6)  2.50(6)

Bond Fund
Class 1
6/30/07(4)   $11.64 $ .32    $  (.12)    $   .20     $ (.45)       --  $ (.45)  $11.39   1.70% $   288   .42%(6)  .38%(6) 5.54%(6)
12/31/06      11.31   .63        .17         .80       (.47)       --    (.47)   11.64   7.31      230   .43      .39     5.54
12/31/05      11.57   .60       (.40)        .20       (.46)       --    (.46)   11.31   1.77      182   .44      .40     5.30
12/31/04      11.34   .56        .10         .66       (.43)       --    (.43)   11.57   6.04      195   .45      .44     4.94
12/31/03      10.41   .57        .78        1.35       (.42)       --    (.42)   11.34  13.07      213   .47      .47     5.19
12/31/02      10.44   .67       (.24)        .43       (.46)       --    (.46)   10.41   4.26      218   .49      .49     6.60

Class 2
6/30/07(4)    11.53   .31       (.12)        .19       (.43)       --    (.43)   11.29   1.63    4,065   .67(6)   .63(6)  5.29(6)
12/31/06      11.22   .60        .16         .76       (.45)       --    (.45)   11.53   6.99    3,374   .68      .64     5.29
12/31/05      11.48   .57       (.39)        .18       (.44)       --    (.44)   11.22   1.59    2,312   .69      .65     5.06
12/31/04      11.27   .53        .09         .62       (.41)       --    (.41)   11.48   5.72    1,759   .70      .69     4.68
12/31/03      10.36   .53        .78        1.31       (.40)       --    (.40)   11.27  12.80    1,280   .72      .72     4.88
12/31/02      10.40   .64       (.24)        .40       (.44)       --    (.44)   10.36   4.05      697   .74      .74     6.34

Global Bond Fund
Class 1
6/30/07(4)   $10.18 $ .23    $  (.03)    $   .20     $   --        --  $   --   $10.38   1.96% $    17   .61%(6)  .56%(6) 4.45%(6)
12/31/06(9)   10.00   .10        .15         .25       (.07)       --    (.07)   10.18   2.52       12   .15      .13     1.00

Class 2
6/30/07(4)    10.17   .22       (.03)        .19         --        --      --    10.36   1.87      103   .86(6)   .81(6)  4.23(6)
12/31/06(10)  10.00   .06        .18         .24       (.07)       --    (.07)   10.17   1.99       15   .13      .12      .60

                                                 American Funds Insurance Series

                          INCOME (LOSS) FROM
                       INVESTMENT OPERATIONS (2)    DIVIDENDS AND DISTRIBUTIONS
                    ------------------------------ ----------------------------
                                                                                                                   RATIO
                                                                                                          RATIO     OF     RATIO
                                                                                                           OF    EXPENSES    OF
               NET           NET GAINS                                                                  EXPENSES    TO      NET
              ASSET         (LOSSES) ON                                           NET            NET       TO     AVERAGE  INCOME
             VALUE,          SECURITIES                       DISTRI-   TOTAL    ASSET         ASSETS,  AVERAGE     NET      TO
             BEGIN-   NET      (BOTH                DIVIDENDS BUTIONS DIVIDENDS VALUE,          END OF    NET     ASSETS  AVERAGE
              NING  INVEST-   REALIZED  TOTAL FROM  (FROM NET  (FROM     AND      END   TOTAL   PERIOD   ASSETS    AFTER    NET
PERIOD         OF     MENT      AND     INVESTMENT INVESTMENT CAPITAL  DISTRI-    OF   RETURN    (IN     BEFORE   WAIVER   ASSETS
ENDED        PERIOD  INCOME UNREALIZED) OPERATIONS   INCOME)   GAINS)  BUTIONS  PERIOD   (3)  MILLIONS)  WAIVER     (3)     (3)
------       ------ ------- ----------- ---------- ---------- ------- --------- ------ ------ --------- -------- -------- ---------
High-Income Bond Fund
Class 1
6/30/07(4)   $12.90 $ .47    $   .02     $   .49     $ (.77)       --  $ (.77)  $12.62   3.73% $   294   .49%(6)  .44%(6) 7.17%(6)
12/31/06      12.41   .92        .37        1.29       (.80)       --    (.80)   12.90  10.89      293   .49      .45     7.36
12/31/05      12.89   .85       (.55)        .30       (.78)       --    (.78)   12.41   2.46      309   .50      .46     6.76
12/31/04      12.54   .84        .32        1.16       (.81)       --    (.81)   12.89   9.83      364   .50      .50     6.74
12/31/03      10.44   .90       2.12        3.02       (.92)       --    (.92)   12.54  29.79      411   .51      .51     7.74
12/31/02      11.78  1.01      (1.25)       (.24)     (1.10)       --   (1.10)   10.44  (1.51)     335   .52      .52     9.55

Class 2
6/30/07(4)    12.79   .45        .01         .46       (.74)       --    (.74)   12.51   3.58      982   .74(6)   .69(6)  6.91(6)
12/31/06      12.32   .89        .36        1.25       (.78)       --    (.78)   12.79  10.59      832   .74      .70     7.12
12/31/05      12.81   .81       (.55)        .26       (.75)       --    (.75)   12.32   2.20      590   .75      .71     6.55
12/31/04      12.47   .81        .32        1.13       (.79)       --    (.79)   12.81   9.59      444   .75      .74     6.48
12/31/03      10.39   .86       2.12        2.98       (.90)       --    (.90)   12.47  29.51      319   .76      .76     7.41
12/31/02      11.74   .97      (1.25)       (.28)     (1.07)       --   (1.07)   10.39  (1.83)     183   .77      .77     9.28

Class 3
6/30/07(4)    12.88   .46        .02         .48       (.74)       --    (.74)   12.62   3.69       31   .67(6)   .62(6)  6.98(6)
12/31/06      12.39   .90        .36        1.26       (.77)       --    (.77)   12.88  10.66       34   .67      .63     7.19
12/31/05      12.87   .82       (.55)        .27       (.75)       --    (.75)   12.39   2.25       37   .68      .64     6.58
12/31/04(7)   12.79   .78        .11         .89       (.81)       --    (.81)   12.87   7.52       46   .68(6)   .68(6)  6.57(6)

U.S. Government/AAA-Rated Securities Fund
Class 1
6/30/07(4)   $11.87 $ .29    $  (.18)    $   .11     $ (.51)       --  $ (.51)  $11.47    .94% $   208   .47%(6)  .42%(6) 4.85%(6)
12/31/06      11.91   .55       (.10)        .45       (.49)       --    (.49)   11.87   3.95      218   .47      .42     4.64
12/31/05      12.07   .48       (.16)        .32       (.48)       --    (.48)   11.91   2.70      252   .47      .43     3.99
12/31/04      12.24   .45       (.03)        .42       (.59)       --    (.59)   12.07   3.58      286   .47      .46     3.68
12/31/03      12.37   .46       (.15)        .31       (.44)       --    (.44)   12.24   2.51      373   .46      .46     3.71
12/31/02      11.87   .54        .55        1.09       (.59)       --    (.59)   12.37   9.45      517   .47      .47     4.45

Class 2
6/30/07(4)    11.79   .27       (.17)        .10       (.49)       --    (.49)   11.40    .83      453   .72(6)   .67(6)  4.60(6)
12/31/06      11.83   .51       (.09)        .42       (.46)       --    (.46)   11.79   3.75      402   .72      .67     4.40
12/31/05      12.00   .45       (.16)        .29       (.46)       --    (.46)   11.83   2.41      341   .72      .68     3.75
12/31/04      12.17   .41       (.03)        .38       (.55)       --    (.55)   12.00   3.30      285   .72      .71     3.42
12/31/03      12.31   .42       (.14)        .28       (.42)       --    (.42)   12.17   2.28      273   .71      .71     3.43
12/31/02      11.83   .50        .55        1.05       (.57)       --    (.57)   12.31   9.15      288   .72      .72     4.14

Class 3
6/30/07(4)    11.86   .28       (.18)        .10       (.49)       --    (.49)   11.47    .83       30   .65(6)   .60(6)  4.67(6)
12/31/06      11.89   .52       (.09)        .43       (.46)       --    (.46)   11.86   3.80       32   .65      .60     4.45
12/31/05      12.05   .46       (.16)        .30       (.46)       --    (.46)   11.89   2.50       39   .65      .61     3.81
12/31/04(7)   12.34   .41       (.11)        .30       (.59)       --    (.59)   12.05   2.58       43   .65(6)   .65(6)  3.51(6)

For footnotes, please see end of table.

                                                 American Funds Insurance Series

                             INCOME FROM
                       INVESTMENT OPERATIONS (2)    DIVIDENDS AND DISTRIBUTIONS
                    ------------------------------ ----------------------------
                                                                                                                   RATIO
                                                                                                          RATIO     OF     RATIO
                                                                                                           OF    EXPENSES    OF
               NET           NET GAINS                                                                  EXPENSES    TO      NET
              ASSET              ON                                               NET            NET       TO     AVERAGE  INCOME
             VALUE,          SECURITIES                       DISTRI-   TOTAL    ASSET         ASSETS,  AVERAGE     NET      TO
             BEGIN-   NET      (BOTH                DIVIDENDS BUTIONS DIVIDENDS VALUE,          END OF    NET     ASSETS  AVERAGE
              NING  INVEST-   REALIZED  TOTAL FROM  (FROM NET  (FROM     AND      END   TOTAL   PERIOD   ASSETS    AFTER    NET
PERIOD         OF     MENT      AND     INVESTMENT INVESTMENT CAPITAL  DISTRI-    OF   RETURN    (IN     BEFORE   WAIVER   ASSETS
ENDED        PERIOD  INCOME UNREALIZED) OPERATIONS   INCOME)   GAINS)  BUTIONS  PERIOD   (3)  MILLIONS)  WAIVER     (3)     (3)
------       ------ ------- ----------- ---------- ---------- ------- --------- ------ ------ --------- -------- -------- ---------
Cash Management Fund
Class 1
6/30/07(4)   $11.62 $ .28    $    --(5)  $   .28     $ (.38)       --  $ (.38)  $11.52   2.45% $   107   .33%(6)  .30%(6) 5.00%(6)
12/31/06      11.31   .54         --(5)      .54       (.23)       --    (.23)   11.62   4.81       98   .33      .30     4.74
12/31/05      11.09   .33         --(5)      .33       (.11)       --    (.11)   11.31   2.97       75   .33      .30     2.91
12/31/04      11.07   .11         --(5)      .11       (.09)       --    (.09)   11.09    .96       78   .37      .36      .96
12/31/03      11.17   .07         --(5)      .07       (.17)       --    (.17)   11.07    .67      103   .47      .47      .68
12/31/02      11.41   .14         --(5)      .14       (.38)       --    (.38)   11.17   1.24      203   .46      .46     1.25

Class 2
6/30/07(4)    11.56   .28         --(5)      .28       (.37)       --    (.37)   11.47   2.39      378   .58(6)   .55(6)  4.75(6)
12/31/06      11.26   .51         --(5)      .51       (.21)       --    (.21)   11.56   4.59      282   .58      .55     4.52
12/31/05      11.05   .30         --(5)      .30       (.09)       --    (.09)   11.26   2.68      153   .58      .55     2.71
12/31/04      11.03   .08         --(5)      .08       (.06)       --    (.06)   11.05    .70      110   .61      .61      .76
12/31/03      11.12   .05         --(5)      .05       (.14)       --    (.14)   11.03    .47       99   .72      .72      .42
12/31/02      11.37   .11         --(5)      .11       (.36)       --    (.36)   11.12   1.00      133   .71      .71     1.00

Class 3
6/30/07(4)    11.60   .29         --(5)      .29       (.37)       --    (.37)   11.52   2.46       20   .51(6)   .48(6)  4.82(6)
12/31/06      11.29   .52         --(5)      .52       (.21)       --    (.21)   11.60   4.64       18   .51      .48     4.53
12/31/05      11.07   .30         --(5)      .30       (.08)       --    (.08)   11.29   2.74       16   .51      .48     2.70
12/31/04(7)   11.07   .09         --(5)      .09       (.09)       --    (.09)   11.07    .78       20   .54(6)   .54(6)   .80(6)

                                                                            YEAR ENDED DECEMBER 31
                                                    SIX MONTHS ENDED   --------------------------------
PORTFOLIO TURNOVER RATE FOR ALL CLASSES OF SHARES   JUNE 30, 2007(4)   2006   2005   2004   2003   2002
-------------------------------------------------   ----------------   ----   ----   ----   ----   ----
Global Discovery Fund                                      19%         31%     53%    28%    30%    25%
Global Growth Fund                                         18          31      26     24     27     30
Global Small Capitalization Fund                           24          50      47     49     51     66
Growth Fund                                                21          35      29     30     34     34
International Fund                                         25          29      40     37     40     30
New World Fund                                             17          32      26     18     19     22
Blue Chip Income and Growth Fund                           12          21      33     13     12      8
Global Growth and Income Fund                              16           8(8)   --     --     --     --
Growth-Income Fund                                         10          25      20     21     21     26
Asset Allocation Fund                                      18          38      23     20     20     25
Bond Fund                                                  23          57      46     34     20     29
Global Bond Fund                                           44           7(9)   --     --     --     --
High-Income Bond Fund                                      18          35      35     38     48     45
U.S. Government/AAA-Rated Securities Fund                  47          76      86     68     63     53
Cash Management Fund                                       --          --      --     --     --     --

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

(2)  Based on average shares outstanding.

(3) This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

(4)  Unaudited.

(5)  Amount less than $.01.

(6)  Annualized.

(7)  From January 16, 2004, when Class 3 shares were first issued.

(8)  From May 1, 2006, commencement of operations.

(9)  From October 4, 2006, commencement of operations.

(10) From November 6, 2006, when Class 2 shares were first issued.

See Notes to Financial Statements

                                                 American Funds Insurance Series

Expense example                                                        unaudited

The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the Series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007, through June 30, 2007).

ACTUAL EXPENSES:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

NOTES:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                   Beginning account    Ending account    Expenses paid     Annualized
                                     value 1/1/2007    value 6/30/2007   during period*   expense ratio
                                   -----------------   ---------------   --------------   -------------
GLOBAL DISCOVERY FUND
Class 1 -- actual return               $1,000.00          $1,093.86           $2.86            .55%
Class 1 -- assumed 5% return            1,000.00           1,022.07            2.76            .55
Class 2 -- actual return                1,000.00           1,092.69            4.15            .80
Class 2 -- assumed 5% return            1,000.00           1,020.83            4.01            .80
GLOBAL GROWTH FUND
Class 1 -- actual return               $1,000.00          $1,102.15           $2.61            .50%
Class 1 -- assumed 5% return            1,000.00           1,022.32            2.51            .50
Class 2 -- actual return                1,000.00           1,100.94            3.91            .75
Class 2 -- assumed 5% return            1,000.00           1,021.08            3.76            .75
GLOBAL SMALL CAPITALIZATION FUND
Class 1 -- actual return               $1,000.00          $1,211.42           $3.67            .67%
Class 1 -- assumed 5% return            1,000.00           1,021.47            3.36            .67
Class 2 -- actual return                1,000.00           1,209.73            5.04            .92
Class 2 -- assumed 5% return            1,000.00           1,020.23            4.61            .92

                                                 American Funds Insurance Series

                                   Beginning account    Ending account    Expenses paid     Annualized
                                     value 1/1/2007    value 6/30/2007   during period*   expense ratio
                                   -----------------   ---------------   --------------   -------------
GROWTH FUND
Class 1 -- actual return               $1,000.00          $1,107.39           $1.57            .30%
Class 1 -- assumed 5% return            1,000.00           1,023.31            1.51            .30
Class 2 -- actual return                1,000.00           1,105.95            2.87            .55
Class 2 -- assumed 5% return            1,000.00           1,022.07            2.76            .55
Class 3 -- actual return                1,000.00           1,106.49            2.51            .48
Class 3 -- assumed 5% return            1,000.00           1,022.41            2.41            .48
INTERNATIONAL FUND
Class 1 -- actual return               $1,000.00          $1,127.56           $2.53            .48%
Class 1 -- assumed 5% return            1,000.00           1,022.41            2.41            .48
Class 2 -- actual return                1,000.00           1,126.21            3.85            .73
Class 2 -- assumed 5% return            1,000.00           1,021.17            3.66            .73
Class 3 -- actual return                1,000.00           1,126.41            3.48            .66
Class 3 -- assumed 5% return            1,000.00           1,021.52            3.31            .66
NEW WORLD FUND
Class 1 -- actual return               $1,000.00          $1,161.10           $4.07            .76%
Class 1 -- assumed 5% return            1,000.00           1,021.03            3.81            .76
Class 2 -- actual return                1,000.00           1,159.54            5.41           1.01
Class 2 -- assumed 5% return            1,000.00           1,019.79            5.06           1.01
BLUE CHIP INCOME AND GROWTH FUND
Class 1 -- actual return               $1,000.00          $1,073.64           $1.95            .38%
Class 1 -- assumed 5% return            1,000.00           1,022.91            1.91            .38
Class 2 -- actual return                1,000.00           1,073.08            3.24            .63
Class 2 -- assumed 5% return            1,000.00           1,021.67            3.16            .63
GLOBAL GROWTH AND INCOME FUND
Class 1 -- actual return               $1,000.00          $1,083.58           $3.15            .61%
Class 1 -- assumed 5% return            1,000.00           1,021.77            3.06            .61
Class 2 -- actual return                1,000.00           1,081.83            4.44            .86
Class 2 -- assumed 5% return            1,000.00           1,020.53            4.31            .86
GROWTH-INCOME FUND
Class 1 -- actual return               $1,000.00          $1,082.10           $1.29            .25%
Class 1 -- assumed 5% return            1,000.00           1,023.55            1.25            .25
Class 2 -- actual return                1,000.00           1,080.72            2.58            .50
Class 2 -- assumed 5% return            1,000.00           1,022.32            2.51            .50
Class 3 -- actual return                1,000.00           1,081.36            2.22            .43
Class 3 -- assumed 5% return            1,000.00           1,022.66            2.16            .43
ASSET ALLOCATION FUND
Class 1 -- actual return               $1,000.00          $1,079.25           $1.50            .29%
Class 1 -- assumed 5% return            1,000.00           1,023.36            1.45            .29
Class 2 -- actual return                1,000.00           1,077.71            2.78            .54
Class 2 -- assumed 5% return            1,000.00           1,022.12            2.71            .54
Class 3 -- actual return                1,000.00           1,077.84            2.42            .47
Class 3 -- assumed 5% return            1,000.00           1,022.46            2.36            .47

                                                 American Funds Insurance Series

                                            Beginning account    Ending account    Expenses paid    Annualized
                                              value 1/1/2007    value 6/30/2007   during period*   expense ratio
                                            -----------------   ---------------   --------------   -------------
BOND FUND
Class 1 -- actual return                        $1,000.00          $1,017.00          $1.90            .38%
Class 1 -- assumed 5% return                     1,000.00           1,022.91           1.91            .38
Class 2 -- actual return                         1,000.00           1,016.28           3.15            .63
Class 2 -- assumed 5% return                     1,000.00           1,021.67           3.16            .63

GLOBAL BOND FUND
Class 1 -- actual return                        $1,000.00          $1,019.65          $2.80            .56%
Class 1 -- assumed 5% return                     1,000.00           1,022.02           2.81            .56
Class 2 -- actual return                         1,000.00           1,018.68           4.05            .81
Class 2 -- assumed 5% return                     1,000.00           1,020.78           4.06            .81

HIGH-INCOME BOND FUND
Class 1 -- actual return                        $1,000.00          $1,037.28          $2.22            .44%
Class 1 -- assumed 5% return                     1,000.00           1,022.61           2.21            .44
Class 2 -- actual return                         1,000.00           1,035.77           3.48            .69
Class 2 -- assumed 5% return                     1,000.00           1,021.37           3.46            .69
Class 3 -- actual return                         1,000.00           1,036.90           3.13            .62
Class 3 -- assumed 5% return                     1,000.00           1,021.72           3.11            .62

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Class 1 -- actual return                        $1,000.00          $1,009.41          $2.09            .42%
Class 1 -- assumed 5% return                     1,000.00           1,022.71           2.11            .42
Class 2 -- actual return                         1,000.00           1,008.28           3.34            .67
Class 2 -- assumed 5% return                     1,000.00           1,021.47           3.36            .67
Class 3 -- actual return                         1,000.00           1,008.30           2.99            .60
Class 3 -- assumed 5% return                     1,000.00           1,021.82           3.01            .60

CASH MANAGEMENT FUND
Class 1 -- actual return                        $1,000.00          $1,024.47          $1.51            .30%
Class 1 -- assumed 5% return                     1,000.00           1,023.31           1.51            .30
Class 2 -- actual return                         1,000.00           1,023.93           2.76            .55
Class 2 -- assumed 5% return                     1,000.00           1,022.07           2.76            .55
Class 3 -- actual return                         1,000.00           1,024.62           2.41            .48
Class 3 -- assumed 5% return                     1,000.00           1,022.41           2.41            .48

* The "expenses paid during period" are equal to the "annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

                                                 American Funds Insurance Series

BOARD OF TRUSTEES

"INDEPENDENT" TRUSTEES

                                  YEAR FIRST                                                 NUMBER OF
                                    ELECTED                                             PORTFOLIOS IN FUND
                                   A TRUSTEE            PRINCIPAL OCCUPATION(S)         COMPLEX(2) OVERSEEN   OTHER DIRECTORSHIPS(3)
NAME AND AGE                   OF THE SERIES(1)         DURING PAST FIVE YEARS              BY TRUSTEE           HELD BY TRUSTEE
------------                 ------------------   -----------------------------------   -------------------   ----------------------
LEE A. AULT III, 71                 1999          Private investor; former Chairman              2            Anworth Mortgage Asset
Chairman of the Board                             of the Board, In-Q-Tel, Inc.                                Corporation; Office
(Independent and                                  (technology venture company funded                          Depot, Inc.
Non-Executive)                                    principally by the Central
                                                  Intelligence Agency); former
                                                  Chairman of the Board, President
                                                  and CEO, Telecredit, Inc. (payment
                                                  services)

H. FREDERICK CHRISTIE, 74           1994          Private investor; former President            21            Ducommun Incorporated;
                                                  and CEO, The Mission Group                                  IHOP Corporation;
                                                  (non-utility holding company,                               Southwest Water
                                                  subsidiary of Southern California                           Company
                                                  Edison Company)

JOE E. DAVIS, 73                    1991          Private investor; former Chairman              2            Anworth Mortgage Asset
                                                  of the Board, Linear Corporation                            Corporation; Natural
                                                  (linear motor design and                                    Alternatives Inc.
                                                  production); former President and
                                                  CEO, National Health Enterprises,
                                                  Inc.

MARTIN FENTON, 72                   1995          Chairman of the Board, Senior                 18            None
                                                  Resource Group LLC (development and
                                                  management of senior living
                                                  communities)

LEONARD R. FULLER, 61               1999          President and CEO, Fuller                     16            None
                                                  Consulting (financial management
                                                  consulting firm)

W. SCOTT HEDRICK, 61                2007          Founding General Partner, InterWest            2            Hot Topic, Inc.;
                                                  Partners (venture capital firm                              Office Depot, Inc.
                                                  focused on information technology
                                                  and life sciences); Lecturer,
                                                  Stanford Graduate School of
                                                  Business

MARY MYERS KAUPPILA, 53             1994          Private investor; Chairman of the              6            None
                                                  Board and CEO, Ladera Management
                                                  Company (venture capital and
                                                  agriculture); former owner and
                                                  President, Energy Investment, Inc.

KIRK P. PENDLETON, 67               1996          Chairman of the Board and CEO,                 7            None
                                                  Cairnwood, Inc. (venture capital
                                                  investment)

"INTERESTED" TRUSTEES (4)

                                 YEAR FIRST       PRINCIPAL OCCUPATION(S) DURING PAST        NUMBER OF
                                  ELECTED A        POSITIONS HELD WITH FIVE YEARS AND    PORTFOLIOS IN FUND
NAME, AGE AND                TRUSTEE OR OFFICER        AFFILIATED ENTITIES OR THE       COMPLEX(2) OVERSEEN   OTHER DIRECTORSHIPS(3)
POSITION WITH SERIES          OF THE SERIES(1)    PRINCIPAL UNDERWRITER OF THE SERIES        BY TRUSTEE           HELD BY TRUSTEE
--------------------         ------------------   -----------------------------------   -------------------   ----------------------
JAMES K. DUNTON, 69                 1993          Senior Vice President and Director,            2                     None
Vice Chairman of the Board                        Capital Research and Management
                                                  Company

DONALD D. O'NEAL, 47                1998          Senior Vice President and Director,            3                     None
President                                         Capital Research and Management
                                                  Company

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE SERIES' TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180. THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE STREET, LOS ANGELES, CA 90071,
ATTENTION: SECRETARY.

                                                 American Funds Insurance Series

OTHER OFFICERS

                                 YEAR FIRST       PRINCIPAL OCCUPATION(S) DURING PAST
                                  ELECTED AN       FIVE YEARS AND POSITIONS HELD WITH
NAME, AGE AND                      OFFICER            AFFILIATED ENTITIES OR THE
POSITION WITH SERIES          OF THE SERIES(1)    PRINCIPAL UNDERWRITER OF THE SERIES
--------------------         ------------------   -----------------------------------
MICHAEL J. DOWNER, 52               1991          Vice President and Secretary,
Executive Vice President                          Capital Research and Management
                                                  Company; Director, American Funds
                                                  Distributors, Inc.;(5) Director,
                                                  Capital Bank and Trust Company(5)

ALAN N. BERRO, 46                   1998          Vice President, Capital Research
Senior Vice President                             and Management Company; Senior Vice
                                                  President, Capital Research
                                                  Company(5)

ABNER D. GOLDSTINE, 77              1993          Senior Vice President and Director,
Senior Vice President                             Capital Research and Management
                                                  Company

JOHN H. SMET, 50                    1994          Senior Vice President, Capital
Senior Vice President                             Research and Management Company;
                                                  Director, American Funds
                                                  Distributors, Inc.(5)

CLAUDIA P. HUNTINGTON, 55           1994          Senior Vice President, Capital
Vice President                                    Research and Management Company;
                                                  Director, The Capital Group
                                                  Companies, Inc.(5)

ROBERT W. LOVELACE, 44              1997          Senior Vice President and Director,
Vice President                                    Capital Research and Management
                                                  Company; Chairman of the Board,
                                                  Capital Research Company;(5)
                                                  Director, The Capital Group
                                                  Companies, Inc.(5)

SUSAN M. TOLSON, 45                 1999          Senior Vice President, Capital
Vice President                                    Research Company(5)

CHAD L. NORTON, 47                  1994          Vice President -- Fund Business
Secretary                                         Management Group, Capital Research
                                                  and Management Company

DAVID A. PRITCHETT, 41              1999          Vice President -- Fund Business
Treasurer                                         Management Group, Capital Research
                                                  and Management Company

STEVEN I. KOSZALKA, 43              2003          Assistant Vice President -- Fund
Assistant Secretary                               Business Management Group, Capital
                                                  Research and Management Company

KARL C. GRAUMAN, 39                 2006          Vice President -- Fund Business
Assistant Treasurer                               Management Group, Capital Research
                                                  and Management Company

SHERYL F. JOHNSON, 39               1997          Vice President -- Fund Business
Assistant Treasurer                               Management Group, Capital Research
                                                  and Management Company

(1) Trustees and officers of the series serve until their resignation, removal or retirement.

(2) Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series,SM Inc., which is available to investors in tax-deferred retirement plans and IRAs, and Endowments, whose shareholders are limited to certain nonprofit organizations.

(3) This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.

(4) "Interested persons" within the meaning of the 1940 Act, on the basis of their affiliation with the series' investment adviser, Capital Research and Management Company, or affiliated entities (including the series' principal underwriter).

(5)  Company affiliated with Capital Research and Management Company.

                                                 American Funds Insurance Series

(AMERICAN FUNDS(R) LOGO)                   The right choice for the long term(R)

OFFICES OF THE SERIES AND          CUSTODIAN OF ASSETS                    INDEPENDENT REGISTERED PUBLIC
OF THE INVESTMENT ADVISER          State Street Bank and Trust Company    ACCOUNTING FIRM
Capital Research and               One Lincoln Street                     PricewaterhouseCoopers LLP
Management Company                 Boston, MA 02111                       350 South Grand Avenue
333 South Hope Street                                                     Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406         COUNSEL
                                   Paul, Hastings, Janofsky & Walker LLP
135 South State College Boulevard  55 Second Street, 24th floor
Brea, CA 92821-5823                San Francisco, CA 94105-3441

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

Complete June 30, 2007, portfolios of American Funds Insurance Series' investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2007, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

         (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a) (1) Not applicable.

             (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
             Exhibit 99.CERT.


             (3) Not applicable.

         (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: September 7, 2007

By: /s/ Donna M. Handel
    ------------------------
        Donna M. Handel
        Treasurer

Date: September 7, 2007